Schedule of Investments (unaudited) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.4%

Aerospace & Defense — 1.4%
AAR Corp.	1,394	$58,200
Aerojet Rocketdyne Holdings, Inc.(a)(b)	3,079	133,105
AeroVironment, Inc.(b)	863	50,037
Astronics Corp.(b)	993	28,738
Axon Enterprise, Inc.(b)	2,407	123,070
Cubic Corp.	1,351	99,623
Curtiss-Wright Corp.	1,800	243,450
Ducommun, Inc.(b)	435	21,567
Hexcel Corp.	3,511	261,991
Huntington Ingalls Industries, Inc.	1,711	386,104
Kratos Defense & Security Solutions, Inc.(a)(b)	3,776	71,291
Maxar Technologies, Inc.(b)	2,453	20,826
Mercury Systems, Inc.(b)	2,282	168,092
Moog, Inc., Class A	1,347	112,757
National Presto Industries, Inc.	193	16,615
Park Aerospace Corp.	784	13,320
Parsons Corp.(a)(b)	775	27,590
Spirit AeroSystems Holdings, Inc., Class A	4,328	354,117
Teledyne Technologies, Inc.(b)	1,505	496,048
Triumph Group, Inc.	2,190	45,486
Vectrus, Inc.(b)	480	21,941
Wesco Aircraft Holdings, Inc.(b)	2,197	24,211

		2,778,179

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(b)	2,395	50,079
Atlas Air Worldwide Holdings, Inc.(b)	963	21,119
Echo Global Logistics, Inc.(b)	1,145	22,797
Forward Air Corp.	1,199	82,935
Hub Group, Inc., Class A(b)	1,330	60,914
Park-Ohio Holdings Corp.	334	10,274
Radiant Logistics, Inc.(b)	1,614	8,699
XPO Logistics, Inc.(b)	3,873	295,897

		552,714

Airlines — 0.5%
Alaska Air Group, Inc.	5,002	347,289
Allegiant Travel Co.	558	93,370
Copa Holdings SA, Class A	1,273	129,515
Hawaiian Holdings, Inc.	2,056	58,822
JetBlue Airways Corp.(b)	12,511	241,462
Mesa Air Group, Inc.(b)	859	6,546
SkyWest, Inc.	2,084	124,102
Spirit Airlines, Inc.(b)	2,951	110,840

		1,111,946

Auto Components — 0.9%
Adient PLC	3,764	79,759
American Axle & Manufacturing Holdings, Inc.(b)	4,489	37,528
BorgWarner, Inc.	8,715	363,241

Security	Shares	Value

Auto Components (continued)
Cooper Tire & Rubber Co.	2,181	$61,591
Cooper-Standard Holdings, Inc.(b)	700	22,302
Dana, Inc.	6,100	99,003
Dorman Products, Inc.(b)	1,146	82,455
Fox Factory Holding Corp.(b)	1,563	95,249
Gentex Corp.	10,797	302,856
Gentherm, Inc.(a)(b)	1,325	55,345
Goodyear Tire & Rubber Co.	9,827	155,955
LCI Industries	1,052	102,170
Modine Manufacturing Co.(b)	2,032	23,226
Motorcar Parts of America, Inc.(b)	724	13,799
Spartan Motors, Inc.	1,438	25,122
Standard Motor Products, Inc.	864	45,239
Stoneridge, Inc.(b)	1,060	32,733
Tenneco, Inc., Class A	2,140	26,943
Visteon Corp.(b)	1,189	110,601

		1,735,117

Automobiles — 0.2%
Harley-Davidson, Inc.	6,595	256,611
Thor Industries, Inc.	2,237	141,513
Winnebago Industries, Inc.	1,266	60,857

		458,981

Banks — 6.7%
1st Constitution Bancorp	295	5,602
1st Source Corp.	619	31,680
ACNB Corp.	265	9,378
Allegiance Bancshares, Inc.(b)	823	27,373
Amalgamated Bank, Class A	644	11,727
Amerant Bancorp, Inc.(b)	806	15,838
American National Bankshares, Inc.	430	15,566
Ameris Bancorp	2,652	113,638
Ames National Corp.	361	10,000
Arrow Financial Corp.	601	21,107
Associated Banc-Corp	6,867	138,095
Atlantic Capital Bancshares, Inc.(b)	908	16,934
Atlantic Union Bankshares Corp.	3,442	126,872
BancFirst Corp.	849	49,149
Banco Latinoamericano de Comercio Exterior SA	1,378	28,428
Bancorp, Inc.(b)	2,099	22,879
BancorpSouth Bank	4,110	126,054
Bank First Corp.	246	17,220
Bank of Commerce Holdings	568	6,373
Bank of Hawaii Corp.	1,704	148,776
Bank of Marin Bancorp	548	24,041
Bank of NT Butterfield & Son Ltd.	2,241	73,841
Bank of Princeton	238	6,845
Bank OZK	5,051	141,731
BankFinancial Corp.	456	5,873
BankUnited, Inc.	3,993	136,960
Bankwell Financial Group, Inc.	276	7,899
Banner Corp.	1,390	75,032

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bar Harbor Bankshares	646	$16,182
Baycom Corp.(b)	499	10,549
BCB Bancorp, Inc.	530	6,837
BOK Financial Corp.	1,358	104,770
Boston Private Financial Holdings, Inc.	2,027	22,804
Bridge Bancorp, Inc.	683	22,129
Bryn Mawr Bank Corp.	815	31,060
Business First Bancshares, Inc.	528	12,904
Byline Bancorp, Inc.(a)(b)	1,060	18,380
C&F Financial Corp.	146	7,426
Cadence BanCorp	5,144	79,115
Cambridge Bancorp	167	12,944
Camden National Corp.	767	33,986
Capital Bancorp, Inc.(b)	361	5,231
Capital City Bank Group, Inc.	557	15,847
Capstar Financial Holdings, Inc.	606	10,247
Carolina Financial Corp.	920	34,914
Carter Bank & Trust(b)	939	18,451
Cathay General Bancorp	3,320	118,092
CBTX, Inc.	756	21,659
CenterState Bank Corp.	5,329	135,143
Central Pacific Financial Corp.	639	18,480
Central Valley Community Bancorp	462	9,623
Century Bancorp, Inc., Class A	104	9,049
Chemung Financial Corp.	141	6,002
CIT Group, Inc.	3,963	169,973
Citizens & Northern Corp.	485	12,469
City Holding Co.	654	51,888
Civista Bancshares, Inc.	700	15,736
CNB Financial Corp.	606	18,950
Coastal Financial Corp.(b)	381	5,734
Codorus Valley Bancorp, Inc.	337	7,297
Colony Bankcorp, Inc.	304	4,724
Columbia Banking System, Inc.	3,008	118,214
Commerce Bancshares, Inc.	4,196	270,055
Community Bank System, Inc.	2,045	138,610
Community Bankers Trust Corp.	714	6,183
Community Financial Corp.	187	6,231
Community Trust Bancorp, Inc.	646	28,301
ConnectOne Bancorp, Inc.	1,382	33,555
CrossFirst Bankshares, Inc.(b)	685	9,158
Cullen/Frost Bankers, Inc.	2,415	217,543
Customers Bancorp, Inc.(b)	1,079	25,443
CVB Financial Corp.	5,470	113,667
DNB Financial Corp.	147	6,686
Eagle Bancorp, Inc.	1,306	58,953
East West Bancorp, Inc.	6,087	261,254
Enterprise Bancorp, Inc.	367	10,940
Enterprise Financial Services Corp.	1,178	51,596
Equity Bancshares, Inc., Class A(a)(b)	634	17,600
Esquire Financial Holdings, Inc.(b)	247	6,002
Evans Bancorp, Inc.	193	7,332
Farmers & Merchants Bancorp, Inc./Archbold	379	9,702

Security	Shares	Value

Banks (continued)
Farmers National Banc Corp.	1,036	$15,457
FB Financial Corp.	743	27,989
Fidelity D&D Bancorp, Inc.	99	6,529
Financial Institutions, Inc.	634	19,927
First Bancorp, Inc.	402	11,365
First BanCorp, Puerto Rico	8,756	92,113
First Bancorp/Southern Pines NC	1,254	47,339
First Bancshares, Inc.	675	22,248
First Bank/Hamilton	604	6,378
First Busey Corp.	2,555	67,375
First Business Financial Services, Inc.	336	8,172
First Capital, Inc.	134	7,866
First Choice Bancorp	364	8,139
First Citizens BancShares, Inc., Class A	302	148,560
First Commonwealth Financial Corp.	4,004	56,416
First Community Bancshares, Inc.	745	23,713
First Financial Bancorp	4,073	95,471
First Financial Bankshares, Inc.	5,493	182,807
First Financial Corp.	698	30,621
First Financial Northwest, Inc.	318	4,500
First Foundation, Inc.	1,690	27,057
First Guaranty Bancshares, Inc.	179	3,759
First Hawaiian, Inc.	5,662	154,742
First Horizon National Corp.	13,242	211,475
First Internet Bancorp	341	7,754
First Interstate Bancsystem, Inc., Class A	1,620	67,975
First Merchants Corp.	2,480	98,084
First Mid Bancshares, Inc.	609	21,254
First Midwest Bancorp, Inc.	4,305	88,425
First Northwest Bancorp	358	6,290
First of Long Island Corp.	961	22,526
FNB Corp.	13,674	164,908
FNCB Bancorp, Inc.	704	5,231
Franklin Financial Network, Inc.	580	19,297
Franklin Financial Services Corp.	172	6,156
Fulton Financial Corp.	7,224	123,241
FVCBankcorp, Inc.(b)	510	8,782
German American Bancorp, Inc.	988	32,653
Glacier Bancorp, Inc.	3,464	146,596
Great Southern Bancorp, Inc.	457	27,612
Great Western Bancorp, Inc.	2,356	82,154
Guaranty Bancshares, Inc.	337	10,669
Hancock Whitney Corp.	3,780	147,420
Hanmi Financial Corp.	814	15,670
HarborOne Bancorp, Inc.(b)	1,037	10,588
Hawthorn Bancshares, Inc.	234	5,616
Heartland Financial USA, Inc.	1,630	76,251
Heritage Commerce Corp.	1,792	21,540
Heritage Financial Corp.	1,541	42,424
Home BancShares, Inc.	6,765	125,017
HomeTrust Bancshares, Inc.	627	16,741
Hope Bancorp, Inc.	4,942	70,522
Horizon Bancorp	1,529	27,912

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Howard Bancorp, Inc.(b)	487	$8,172
Iberiabank Corp.	2,233	163,880
Independent Bank Corp.	2,277	131,794
Independent Bank Group, Inc.	1,678	89,723
International Bancshares Corp.	2,422	99,205
Investar Holding Corp.	370	9,180
Investors Bancorp, Inc.	9,784	117,897
Lakeland Bancorp, Inc.	1,996	33,034
Lakeland Financial Corp.	1,252	58,281
LCNB Corp.	530	9,582
LegacyTexas Financial Group, Inc.	1,973	83,931
Level One Bancorp, Inc.	199	4,856
Live Oak Bancshares, Inc.	1,077	19,548
Macatawa Bank Corp.	1,007	10,528
Mackinac Financial Corp.	391	6,115
MainStreet Bancshares, Inc.(b)	295	6,118
Mercantile Bank Corp.	677	23,837
Metropolitan Bank Holding Corp.(a)(b)	320	13,741
Mid Penn Bancorp, Inc.	277	7,064
Midland States Bancorp, Inc.	906	24,281
MidWestOne Financial Group, Inc.	480	15,646
MutualFirst Financial, Inc.	250	9,973
MVB Financial Corp.	421	8,483
National Bank Holdings Corp., Class A	1,196	41,142
National Bankshares, Inc.	253	10,646
NBT Bancorp, Inc.	1,797	71,431
Nicolet Bankshares, Inc.(b)	337	23,246
Northeast Bank(b)	309	6,616
Northrim BanCorp, Inc.	325	12,659
Norwood Financial Corp.	201	6,271
Oak Valley Bancorp	300	5,010
OFG Bancorp	2,026	41,148
Ohio Valley Banc Corp.	145	5,327
Old Line Bancshares, Inc.	625	18,300
Old National Bancorp	7,157	128,790
Old Second Bancorp, Inc.	1,188	14,339
Opus Bank	931	23,079
Origin Bancorp, Inc.	800	28,152
Orrstown Financial Services, Inc.	382	8,286
Pacific Mercantile Bancorp(b)	851	6,093
Pacific Premier Bancorp, Inc.	2,369	79,966
PacWest Bancorp	5,011	185,357
Park National Corp.	543	54,979
Parke Bancorp, Inc.	426	10,241
PCB Bancorp	472	7,897
Peapack Gladstone Financial Corp.	843	24,616
Penns Woods Bancorp, Inc.	250	7,643
People’s United Financial, Inc.	16,694	269,942
People’s Utah Bancorp	705	20,516
Peoples Bancorp of North Carolina, Inc.	176	5,234
Peoples Bancorp, Inc.	794	25,972
Peoples Financial Services Corp.	278	13,672
Pinnacle Financial Partners, Inc.	3,173	186,636
Popular, Inc.	3,959	215,607

Security	Shares	Value

Banks (continued)
Preferred Bank	596	$31,773
Premier Financial Bancorp, Inc.	602	10,686
Prosperity Bancshares, Inc.	2,841	196,086
QCR Holdings, Inc.	617	25,038
RBB Bancorp	608	12,245
Reliant Bancorp Inc.	453	10,310
Renasant Corp.	2,400	83,280
Republic Bancorp, Inc., Class A	395	17,566
Republic First Bancorp, Inc.(b)	1,432	5,800
Richmond Mutual BanCorp., Inc.(a)(b)	878	12,248
S&T Bancorp, Inc.	1,388	52,265
Sandy Spring Bancorp, Inc.	1,483	51,163
SB One Bancorp	284	6,271
Seacoast Banking Corp. of Florida(b)	2,041	57,148
Select Bancorp, Inc.(b)	788	8,904
ServisFirst Bancshares, Inc.	2,213	77,455
Shore Bancshares, Inc.	440	6,868
Sierra Bancorp	591	16,099
Signature Bank	2,272	268,823
Simmons First National Corp., Class A	3,718	88,935
SmartFinancial, Inc.(b)	576	12,125
South Plains Financial, Inc.	123	2,060
South State Corp.	1,470	115,924
Southern First Bancshares, Inc.(b)	286	11,529
Southern National Bancorp of Virginia, Inc.	695	11,009
Southside Bancshares, Inc.	1,312	45,198
Spirit of Texas Bancshares, Inc.(b)	592	12,373
Sterling Bancorp	8,621	169,403
Stock Yards Bancorp, Inc.	818	32,671
Summit Financial Group, Inc.	447	11,381
Synovus Financial Corp.	6,107	206,844
TCF Financial Corp.	6,520	258,127
Texas Capital Bancshares, Inc.(b)	2,153	116,391
Tompkins Financial Corp.	598	52,331
TowneBank	3,019	84,804
Trico Bancshares	1,129	42,484
TriState Capital Holdings, Inc.(a)(b)	1,112	25,709
Triumph Bancorp, Inc.(b)	968	31,412
Trustmark Corp.	2,627	90,159
UMB Financial Corp.	1,864	121,645
Umpqua Holdings Corp.	9,281	146,825
Union Bankshares, Inc.	170	5,651
United Bankshares, Inc.	4,100	162,114
United Community Banks, Inc.	2,262	68,335
United Security Bancshares	461	4,688
Unity Bancorp, Inc.	279	6,093
Univest Financial Corp.	1,178	30,334
Valley National Bancorp	13,651	158,079
Veritex Holdings, Inc.	2,139	52,662
Washington Trust Bancorp, Inc.	619	31,625
Webster Financial Corp.	3,899	171,946
WesBanco, Inc.	2,315	87,021
West BanCorp., Inc.	655	15,379

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Westamerica BanCorp	1,056	$69,717
Western Alliance Bancorp	4,014	198,011
Wintrust Financial Corp.	2,402	153,296
Zions Bancorp. NA	7,320	354,800

		13,382,657

Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	354	132,559
Celsius Holdings, Inc.(b)	659	2,320
Coca-Cola Consolidated, Inc.	194	53,226
Craft Brew Alliance, Inc.(b)	449	3,273
MGP Ingredients, Inc.	532	22,817
National Beverage Corp.	497	21,848
New Age Beverages Corp.(a)(b)	3,021	8,127
Primo Water Corp.(b)	1,329	16,074

		260,244

Biotechnology — 4.7%
Abeona Therapeutics, Inc.(b)	1,343	3,183
ACADIA Pharmaceuticals, Inc.(a)(b)	4,426	187,707
Acceleron Pharma, Inc.(b)	1,841	82,606
Achillion Pharmaceuticals, Inc.(b)	5,738	36,781
Acorda Therapeutics, Inc.(b)	1,880	3,102
Adamas Pharmaceuticals, Inc.(b)	757	3,111
ADMA Biologics, Inc.(a)(b)	2,137	10,450
Aduro Biotech, Inc.(b)	2,704	3,083
Adverum Biotechnologies, Inc.(b)	2,176	15,820
Aeglea BioTherapeutics, Inc.(b)	1,022	7,777
Affimed NV(b)	2,481	7,294
Agenus, Inc.(b)	3,927	10,171
AgeX Therapeutics, Inc.(a)(b)	346	540
Agios Pharmaceuticals, Inc.(a)(b)	2,332	70,147
Aimmune Therapeutics, Inc.(b)	1,797	49,993
Akebia Therapeutics, Inc.(b)	4,914	18,329
Akero Therapeutics, Inc.(b)	291	6,754
Albireo Pharma, Inc.(b)	386	7,091
Aldeyra Therapeutics, Inc.(b)	927	5,182
Alector, Inc.(a)(b)	1,311	22,077
Alkermes PLC(b)	6,510	127,140
Allakos, Inc.(a)(b)	804	55,154
Allogene Therapeutics, Inc.(a)(b)	1,708	49,190
Alnylam Pharmaceuticals, Inc.(b)	4,493	389,723
AMAG Pharmaceuticals, Inc.(a)(b)	1,473	14,295
Amicus Therapeutics, Inc.(a)(b)	10,867	91,609
AnaptysBio, Inc.(b)	992	37,418
Anavex Life Sciences Corp.(a)(b)	1,757	4,779
Apellis Pharmaceuticals, Inc.(b)	2,114	62,130
Arcus Biosciences, Inc.(b)	1,232	9,671
Ardelyx, Inc.(b)	2,047	10,235
Arena Pharmaceuticals, Inc.(b)	2,080	101,327
ArQule, Inc.(a)(b)	4,830	48,831
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,860	154,593
Atara Biotherapeutics, Inc.(b)	2,272	24,810
Athenex, Inc.(b)	2,793	30,835

Security	Shares	Value

Biotechnology (continued)
Athersys, Inc.(a)(b)	4,717	$6,038
Atreca, Inc., Class A(b)	366	4,118
Audentes Therapeutics, Inc.(b)	1,875	50,437
Avid Bioservices, Inc.(b)	2,223	11,893
Avrobio, Inc.(a)(b)	933	13,547
Beyondspring, Inc.(b)	443	5,241
BioCryst Pharmaceuticals, Inc.(b)	4,334	8,668
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,618	74,299
Biospecifics Technologies Corp.(b)	255	12,350
Bioxcel Therapeutics, Inc.(b)	186	774
Bluebird Bio, Inc.(a)(b)	2,362	191,322
Blueprint Medicines Corp.(b)	2,022	139,194
Bridgebio Pharma, Inc.(b)	984	22,248
Calithera Biosciences, Inc.(b)	2,069	5,959
Calyxt, Inc.(b)	478	2,189
Cara Therapeutics, Inc.(a)(b)	1,604	33,299
CareDx, Inc.(b)	1,668	43,718
CASI Pharmaceuticals, Inc.(b)	2,011	6,596
Castle Biosciences, Inc.(b)	254	5,979
Catalyst Pharmaceuticals, Inc.(a)(b)	3,805	17,998
CEL-SCI Corp.(a)(b)	1,087	7,457
Celcuity, Inc.(a)(b)	238	3,749
Cellular Biomedicine Group, Inc.(b)	483	8,834
Checkpoint Therapeutics, Inc.(b)	1,158	2,258
ChemoCentryx, Inc.(b)	1,702	14,637
Chiasma, Inc.(a)(b)	1,470	7,703
Chimerix, Inc.(b)	1,809	2,587
Clovis Oncology, Inc.(a)(b)	1,893	6,001
Coherus Biosciences, Inc.(a)(b)	2,493	43,303
Concert Pharmaceuticals, Inc.(b)	928	5,781
Constellation Pharmaceuticals, Inc.(b)	612	8,452
Contra GTX, Inc.(a)(b)	23	47
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	2,463	12,734
Cortexyme, Inc.(b)	121	2,513
Crinetics Pharmaceuticals, Inc.(a)(b)	442	7,784
Cue Biopharma, Inc.(b)	732	6,281
Cyclerion Therapeutics, Inc.(a)(b)	984	2,352
Cytokinetics, Inc.(b)	2,280	26,562
CytomX Therapeutics, Inc.(b)	1,824	11,181
Deciphera Pharmaceuticals, Inc.(b)	816	36,181
Denali Therapeutics, Inc.(a)(b)	1,987	31,136
Dicerna Pharmaceuticals, Inc.(b)	2,112	34,827
Dynavax Technologies Corp.(a)(b)	3,781	19,245
Eagle Pharmaceuticals, Inc.(b)	389	24,390
Editas Medicine, Inc.(a)(b)	1,997	41,617
Eidos Therapeutics, Inc.(a)(b)	475	23,037
Eiger Biopharmaceuticals, Inc.(b)	973	10,606
Emergent Biosolutions, Inc.(b)	1,900	108,604
Enanta Pharmaceuticals, Inc.(b)	695	42,312
Epizyme, Inc.(b)	3,100	35,681
Esperion Therapeutics, Inc.(b)	1,021	40,605
Evelo Biosciences, Inc.(a)(b)	541	3,533

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)(b)	5,397	$469,539
Exelixis, Inc.(b)	12,681	195,921
Fate Therapeutics, Inc.(b)	2,100	31,395
FibroGen, Inc.(b)	3,214	125,828
Five Prime Therapeutics, Inc.(b)	1,464	5,783
Flexion Therapeutics, Inc.(a)(b)	1,400	24,038
Forty Seven, Inc.(b)	1,125	7,774
G1 Therapeutics, Inc.(a)(b)	1,430	30,345
Galectin Therapeutics, Inc.(a)(b)	1,310	5,214
Genomic Health, Inc.(b)	1,118	74,548
Geron Corp.(a)(b)	7,252	10,370
Global Blood Therapeutics, Inc.(a)(b)	2,391	114,648
GlycoMimetics, Inc.(a)(b)	1,412	7,455
Gossamer Bio, Inc.(b)	1,840	37,858
Gritstone Oncology, Inc.(b)	1,033	8,378
Halozyme Therapeutics, Inc.(b)	5,842	89,499
Harpoon Therapeutics, Inc.(b)	320	4,256
Heron Therapeutics, Inc.(b)	3,023	64,239
Homology Medicines, Inc.(b)	1,016	13,340
ImmunoGen, Inc.(b)	6,173	14,692
Immunomedics, Inc.(b)	7,234	115,744
Innoviva, Inc.(b)	2,667	30,991
Inovio Pharmaceuticals, Inc.(a)(b)	3,589	7,645
Insmed, Inc.(a)(b)	3,730	69,341
Intellia Therapeutics, Inc.(a)(b)	1,485	18,540
Intercept Pharmaceuticals, Inc.(a)(b)	1,110	80,786
Intrexon Corp.(a)(b)	2,921	14,839
Invitae Corp.(a)(b)	3,589	57,819
Ionis Pharmaceuticals, Inc.(b)	5,424	302,225
Iovance Biotherapeutics, Inc.(b)	4,738	100,114
Ironwood Pharmaceuticals, Inc.(a)(b)	6,260	62,850
Jounce Therapeutics, Inc.(b)	663	2,397
Kadmon Holdings, Inc.(b)	4,945	14,291
Karuna Therapeutics, Inc.(b)	263	3,661
Karyopharm Therapeutics, Inc.(a)(b)	2,569	30,057
Kezar Life Sciences, Inc.(a)(b)	509	1,654
Kindred Biosciences, Inc.(a)(b)	1,379	11,266
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	489	3,447
Kodiak Sciences, Inc.(a)(b)	982	20,337
Krystal Biotech, Inc.(a)(b)	494	20,289
Kura Oncology, Inc.(b)	1,590	23,818
La Jolla Pharmaceutical Co.(b)	861	6,040
Lexicon Pharmaceuticals, Inc.(a)(b)	1,794	6,656
Ligand Pharmaceuticals, Inc.(b)	771	83,893
Lineage Cell Therapeutics, Inc.(b)	4,804	3,747
LogicBio Therapeutics, Inc.(b)	379	3,771
MacroGenics, Inc.(b)	1,992	16,932
Madrigal Pharmaceuticals, Inc.(a)(b)	315	29,115
Magenta Therapeutics, Inc.(a)(b)	858	8,932
MannKind Corp.(a)(b)	8,161	10,650
Marker Therapeutics, Inc.(b)	1,128	4,332
Medicines Co.(b)	3,189	167,391
MediciNova, Inc.(a)(b)	1,590	12,815

Security	Shares	Value

Biotechnology (continued)
MEI Pharma, Inc.(b)	2,785	$5,041
MeiraGTx Holdings PLC(b)	652	9,421
Mersana Therapeutics, Inc.(a)(b)	1,559	2,931
Millendo Therapeutics, Inc.(a)(b)	371	2,675
Minerva Neurosciences, Inc.(b)	1,288	6,105
Mirati Therapeutics, Inc.(b)	1,170	110,191
Moderna, Inc.(a)(b)	8,427	141,152
Molecular Templates, Inc.(b)	676	5,719
Momenta Pharmaceuticals, Inc.(b)	4,096	63,406
Morphic Holding, Inc.(b)	291	4,074
Mustang Bio, Inc.(b)	967	2,563
Myriad Genetics, Inc.(b)	2,911	98,013
Natera, Inc.(b)	2,269	87,402
Neon Therapeutics, Inc.(a)(b)	541	1,142
Neurocrine Biosciences, Inc.(b)	3,839	381,942
NextCure, Inc.(b)	181	4,525
Novavax, Inc.(a)(b)	831	3,465
Oncocyte Corp.(b)	663	1,127
OPKO Health, Inc.(a)(b)	14,963	21,247
Organogenesis Holdings, Inc.(a)(b)	528	3,701
Palatin Technologies, Inc.(b)	8,861	7,160
PDL BioPharma, Inc.(b)	4,812	13,570
Pfenex, Inc.(b)	1,114	10,271
PhaseBio Pharmaceuticals, Inc.(b)	571	2,347
Pieris Pharmaceuticals, Inc.(b)	1,684	5,574
PolarityTE, Inc.(a)(b)	391	1,060
Portola Pharmaceuticals, Inc.(a)(b)	3,140	90,777
Precision BioSciences, Inc.(b)	380	2,466
Prevail Therapeutics, Inc.(b)	416	4,584
Principia Biopharma, Inc.(b)	555	19,597
Progenics Pharmaceuticals, Inc.(b)	3,479	18,473
Protagonist Therapeutics, Inc.(a)(b)	626	8,420
Prothena Corp. PLC(a)(b)	1,750	15,925
PTC Therapeutics, Inc.(b)	2,346	95,928
Puma Biotechnology, Inc.(b)	1,255	8,534
Ra Pharmaceuticals, Inc.(b)	1,477	69,522
Radius Health, Inc.(b)	1,876	53,353
Recro Pharma, Inc.(b)	756	11,922
REGENXBIO, Inc.(b)	1,451	51,786
Repligen Corp.(a)(b)	2,192	174,242
Replimune Group, Inc.(b)	456	7,752
Retrophin, Inc.(b)	1,721	20,652
Rhythm Pharmaceuticals, Inc.(a)(b)	959	20,446
Rigel Pharmaceuticals, Inc.(b)	7,015	14,381
Rocket Pharmaceuticals, Inc.(a)(b)	1,155	16,794
Rubius Therapeutics, Inc.(a)(b)	1,414	12,500
Sage Therapeutics, Inc.(b)	2,143	290,698
Sangamo Therapeutics, Inc.(b)	4,639	41,983
Sarepta Therapeutics, Inc.(b)	2,983	247,768
Savara, Inc.(a)(b)	1,141	1,006
Scholar Rock Holding Corp.(b)	610	5,642
Seattle Genetics, Inc.(b)	4,850	520,890
Seres Therapeutics, Inc.(b)	1,943	6,800
Solid Biosciences, Inc.(b)	943	10,420

5

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics, Inc.(a)(b)	5,089	$7,735
Spark Therapeutics, Inc.(b)	1,457	159,061
Spectrum Pharmaceuticals, Inc.(b)	4,550	35,308
Spero Therapeutics, Inc.(b)	348	3,818
Stemline Therapeutics, Inc.(a)(b)	1,971	19,710
Stoke Therapeutics, Inc.(b)	442	12,526
Strongbridge Biopharma PLC(b)	1,475	3,127
Sutro Biopharma, Inc.(b)	500	5,015
Syndax Pharmaceuticals, Inc.(a)(b)	674	4,529
Synlogic, Inc.(a)(b)	699	1,496
Synthorx, Inc.(a)(b)	408	5,606
Syros Pharmaceuticals, Inc.(b)	1,323	6,847
TCR2 Therapeutics, Inc.(a)(b)	567	7,048
TG Therapeutics, Inc.(b)	3,279	22,396
Tocagen, Inc.(a)(b)	867	547
Translate Bio, Inc.(b)	1,211	11,075
Turning Point Therapeutics, Inc.(b)	279	10,702
Twist Bioscience Corp.(a)(b)	908	21,629
Tyme Technologies, Inc.(a)(b)	3,461	4,603
Ultragenyx Pharmaceutical, Inc.(b)	2,350	94,329
United Therapeutics Corp.(b)	1,859	167,013
UNITY Biotechnology, Inc.(a)(b)	1,127	7,032
UroGen Pharma Ltd.(b)	782	17,697
Vanda Pharmaceuticals, Inc.(a)(b)	2,169	29,303
VBI Vaccines, Inc.(b)	3,408	1,994
Vericel Corp.(b)	1,743	27,661
Viking Therapeutics, Inc.(a)(b)	2,561	16,570
Voyager Therapeutics, Inc.(b)	971	14,944
X4 Pharmaceuticals, Inc.(b)	590	7,227
XBiotech, Inc.(b)	680	7,392
Xencor, Inc.(b)	1,967	67,291
Y-mAbs Therapeutics, Inc.(b)	848	26,415
ZIOPHARM Oncology, Inc.(a)(b)	7,258	30,629

		9,429,660

Building Products — 1.6%
AAON, Inc.	1,764	85,836
Advanced Drainage Systems, Inc.	1,485	54,975
Allegion PLC	3,944	457,662
Ameresco, Inc., Class A(b)	816	12,028
American Woodmark Corp.(b)	742	73,577
AO Smith Corp.	5,712	283,772
Apogee Enterprises, Inc.	1,079	40,506
Armstrong Flooring, Inc.(a)(b)	926	5,686
Armstrong World Industries, Inc.	2,079	194,449
Builders FirstSource, Inc.(b)	4,714	106,583
Caesarstone Ltd.	893	15,083
Continental Building Products, Inc.(b)	1,437	42,981
Cornerstone Building Brands, Inc.(a)(b)	1,901	11,881
CSW Industrials, Inc.(a)	596	41,255
Fortune Brands Home & Security, Inc.	5,779	347,029
Gibraltar Industries, Inc.(b)	1,352	71,967
Griffon Corp.	1,514	32,263
Insteel Industries, Inc.	770	14,684

Security	Shares	Value

Building Products (continued)
JELD-WEN Holding, Inc.(b)	2,744	$46,895
Lennox International, Inc.	1,470	363,619
Masonite International Corp.(b)	1,119	68,718
Owens Corning	4,517	276,802
Patrick Industries, Inc.(b)	918	45,358
PGT Innovations, Inc.(b)	2,316	40,900
Quanex Building Products Corp.	1,310	25,270
Resideo Technologies, Inc.(b)	5,103	48,631
Simpson Manufacturing Co., Inc.	1,853	153,132
Trex Co., Inc.(a)(b)	2,463	216,473
Universal Forest Products, Inc.	2,463	124,037

		3,302,052

Capital Markets — 1.8%
Affiliated Managers Group, Inc.	2,146	171,422
Ares Management Corp., Class A	2,770	81,909
Arlington Asset Investment Corp., Class A	1,624	9,387
Artisan Partners Asset Management, Inc., Class A	2,064	56,450
Ashford, Inc.(b)	12	299
AssetMark Financial Holdings(b)	736	20,196
Associated Capital Group, Inc., Class A	121	4,913
B. Riley Financial, Inc.	873	24,575
BGC Partners, Inc., Class A	12,310	64,012
Blucora, Inc.(b)	1,947	42,114
BrightSphere Investment Group PLC(b)	2,832	27,810
Cohen & Steers, Inc.	1,052	68,843
Cowen, Inc., Class A(b)	1,204	18,024
Diamond Hill Investment Group, Inc.	133	18,734
Donnelley Financial Solutions, Inc.(b)	1,265	14,295
Eaton Vance Corp.	4,746	216,418
Evercore, Inc., Class A	1,689	124,378
Federated Investors, Inc., Class B	4,006	127,952
Focus Financial Partners, Inc., Class A(b)	1,216	26,606
GAIN Capital Holdings, Inc.	624	2,633
GAMCO Investors, Inc., Class A	181	2,853
Greenhill & Co., Inc.	761	12,328
Hamilton Lane, Inc., Class A	894	53,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,902	86,654
Houlihan Lokey, Inc.	1,784	84,312
INTL. FCStone, Inc.(a)(b)	684	27,360
Janus Henderson Group PLC	6,742	155,942
Ladenburg Thalmann Financial Services, Inc.	4,849	10,959
Lazard Ltd., Class A	4,341	162,050
Legg Mason, Inc.	3,595	133,950
LPL Financial Holdings, Inc.	3,457	279,464
MarketAxess Holdings, Inc.	1,548	570,577
Medallion Financial Corp.(a)(b)	819	5,602
Moelis & Co., Class A	1,943	69,326
Oppenheimer Holdings, Inc., Class A	384	10,445

6

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Piper Jaffray Cos.	572	$44,925
PJT Partners, Inc., Class A	950	39,453
Pzena Investment Management, Inc., Class A	654	5,428
Safeguard Scientifics, Inc.(a)(b)	1,114	12,599
Sculptor Capital Management, Inc.	708	12,723
SEI Investments Co.	5,436	325,725
Siebert Financial Corp.(b)	256	2,296
Silvercrest Asset Management Group, Inc., Class A	334	4,015
Stifel Financial Corp.	2,838	158,871
Virtu Financial, Inc., Class A	2,117	35,904
Virtus Investment Partners, Inc.	270	29,290
Waddell & Reed Financial, Inc., Class A	3,508	58,092
Westwood Holdings Group, Inc.	313	9,462
WisdomTree Investments, Inc.	5,431	27,752

		3,552,627

Chemicals — 2.2%
A. Schulman, Inc.(c)	710	307
Advanced Emissions Solutions, Inc.	699	9,667
AdvanSix, Inc.(b)	1,133	25,787
Albemarle Corp.	4,469	271,447
American Vanguard Corp.	1,114	15,574
Ashland Global Holdings, Inc.	2,572	198,996
Axalta Coating Systems Ltd.(b)	8,691	256,298
Balchem Corp.	1,369	138,556
Cabot Corp.	2,501	109,019
CF Industries Holdings, Inc.	9,202	417,311
Chase Corp.	292	34,208
Chemours Co.	6,789	111,407
Codexis, Inc.(b)	2,160	29,203
Element Solutions, Inc.(a)(b)	10,187	110,631
Ferro Corp.(a)(b)	3,279	36,495
Flotek Industries, Inc.(a)(b)	1,723	3,291
FutureFuel Corp.	1,037	12,786
GCP Applied Technologies, Inc.(b)	2,165	44,729
Hawkins, Inc.	407	17,399
HB Fuller Co.	2,115	103,212
Huntsman Corp.	9,139	202,246
Ingevity Corp.(b)	1,780	149,894
Innophos Holdings, Inc.	803	26,194
Innospec, Inc.	996	90,995
Intrepid Potash, Inc.(b)	4,093	12,647
Koppers Holdings, Inc.(b)	731	23,465
Kraton Corp.(b)	1,307	29,303
Kronos Worldwide, Inc.	913	11,577
Landec Corp.(b)	929	9,151
Livent Corp.(b)	6,056	41,544
LSB Industries, Inc.(b)	806	3,409
Marrone Bio Innovations, Inc.(b)	1,725	2,277
Minerals Technologies, Inc.	1,504	74,373
NewMarket Corp.	283	137,394
Olin Corp.	6,829	125,244

Security	Shares	Value

Chemicals (continued)
OMNOVA Solutions, Inc.(b)	1,732	$17,510
Orion Engineered Carbons SA	2,478	41,036
PolyOne Corp.	3,179	101,887
PQ Group Holdings, Inc.(b)	1,559	25,677
Quaker Chemical Corp.	548	83,778
Rayonier Advanced Materials, Inc.	1,917	7,994
RPM International, Inc.	5,352	387,645
Scotts Miracle-Gro Co.	1,638	164,439
Sensient Technologies Corp.	1,808	113,108
Stepan Co.	901	88,046
Trecora Resources(b)	840	7,367
Tredegar Corp.	1,051	20,894
Trinseo SA	1,674	71,145
Tronox Holdings PLC, Class A(b)	3,658	31,056
Valhi, Inc.	1,055	1,994
Valvoline, Inc.	7,967	170,016
Westlake Chemical Corp.	1,481	93,584
WR Grace & Co.	2,362	156,955

		4,470,167

Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	2,753	100,374
ACCO Brands Corp.	3,981	36,426
ADT, Inc.(a)	4,564	35,325
Advanced Disposal Services, Inc.(b)	3,012	98,733
BrightView Holdings, Inc.(b)	1,233	21,947
Brink’s Co.	2,107	179,011
Casella Waste Systems, Inc., Class A(b)	1,923	83,824
CECO Environmental Corp.(b)	1,268	8,699
Charah Solutions, Inc.(a)(b)	461	881
Cimpress NV(a)(b)	925	122,211
Clean Harbors, Inc.(b)	2,188	180,423
Covanta Holding Corp.	4,834	69,803
Deluxe Corp.	1,791	92,828
Encore Capital Group, Inc.(b)	1,243	41,255
Ennis, Inc.	1,065	20,863
Healthcare Services Group, Inc.	3,040	74,054
Heritage-Crystal Clean, Inc.(b)	634	16,826
Herman Miller, Inc.	2,530	117,645
HNI Corp.	1,829	69,502
IAA, Inc.(b)	5,607	213,907
InnerWorkings, Inc.(a)(b)	1,916	9,293
Interface, Inc.	2,451	40,760
KAR Auction Services, Inc.	5,667	140,882
Kimball International, Inc., Class B	1,451	29,542
Knoll, Inc.	2,018	53,961
LSC Communications, Inc.	1,228	1,197
McGrath RentCorp	988	75,394
Mobile Mini, Inc.	1,949	73,321
MSA Safety, Inc.	1,494	179,385
NL Industries, Inc.(b)	244	1,008
NRC Group Holdings Corp.(b)	415	5,080
Pitney Bowes, Inc.	7,064	31,082

7

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Quad/Graphics, Inc.	1,346	$6,097
Rollins, Inc.	5,959	227,098
RR Donnelley & Sons Co.	2,959	12,901
Steelcase, Inc., Class A	3,562	62,228
Stericycle, Inc.(a)(b)	3,809	219,398
Sykes Enterprises, Inc.(b)	1,637	50,575
Team, Inc.(b)	1,161	21,084
Tetra Tech, Inc.	2,298	201,006
U.S. Ecology, Inc.	904	56,256
UniFirst Corp.	643	129,140
Viad Corp.	905	55,223
VSE Corp.	331	12,717

		3,279,165

Communications Equipment — 0.8%
Acacia Communications, Inc.(b)	1,570	103,086
ADTRAN, Inc.	1,951	17,188
Applied Optoelectronics, Inc.(b)	780	7,301
Bel Fuse, Inc., Class B	434	6,384
CalAmp Corp.(b)	1,328	14,900
Calix, Inc.(b)	1,755	13,426
Cambium Networks Corp.(b)	195	1,708
Casa Systems, Inc.(b)	1,337	8,985
Ciena Corp.(b)	6,538	242,691
Clearfield, Inc.(b)	451	5,561
CommScope Holding Co., Inc.(a)(b)	8,359	93,621
Comtech Telecommunications Corp.	990	34,600
DASAN Zhone Solutions, Inc.(b)	238	1,793
Digi International, Inc.(b)	1,159	16,713
EchoStar Corp., Class A(b)	1,984	77,376
Extreme Networks, Inc.(b)	4,705	30,300
Harmonic, Inc.(a)(b)	3,499	27,222
Infinera Corp.(b)	7,102	39,700
Inseego Corp.(a)(b)	1,826	10,463
InterDigital, Inc.	1,304	69,933
KVH Industries, Inc.(b)	703	7,185
Loral Space & Communications, Inc.(b)	536	21,435
Lumentum Holdings, Inc.(b)	3,224	202,016
NETGEAR, Inc.(a)(b)	1,246	33,854
Plantronics, Inc.	1,352	53,296
Ribbon Communications, Inc.(b)	2,351	10,086
Tessco Technologies, Inc.	241	3,203
Ubiquiti, Inc.	624	78,992
ViaSat, Inc.(b)	2,331	160,466
Viavi Solutions, Inc.(b)	9,467	151,093

		1,544,577

Construction & Engineering — 1.1%
AECOM(b)	6,607	264,346
Aegion Corp.(b)	1,283	27,803
Arcosa, Inc.	2,110	81,045
Argan, Inc.	597	22,596
Comfort Systems USA, Inc.	1,472	74,204
Concrete Pumping Holdings, Inc.(b)	449	1,545

Security	Shares	Value

Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)(b)	478	$8,183
Dycom Industries, Inc.(a)(b)	1,311	59,768
EMCOR Group, Inc.	2,341	205,329
Fluor Corp.	5,794	93,341
Granite Construction, Inc.	1,915	45,079
Great Lakes Dredge & Dock Corp.(b)	2,432	26,144
IES Holdings, Inc.(b)	277	5,374
Jacobs Engineering Group, Inc.	5,551	519,463
KBR, Inc.	5,898	166,088
MasTec, Inc.(a)(b)	2,472	155,588
MYR Group, Inc.(b)	662	22,779
Northwest Pipe Co.(a)(b)	411	12,536
NV5 Global, Inc.(b)	432	31,290
Primoris Services Corp.	1,773	36,240
Quanta Services, Inc.	5,982	251,543
Sterling Construction Co., Inc.(b)	1,245	20,225
Tutor Perini Corp.(a)(b)	1,637	25,324
WillScot Corp.(a)(b)	2,183	34,404

		2,190,237

Construction Materials — 0.2%
Eagle Materials, Inc.	1,744	159,297
Forterra, Inc.(b)	621	5,098
Summit Materials, Inc., Class A(b)	4,775	109,491
United States Lime & Minerals, Inc.	66	5,841
US Concrete, Inc.(b)	661	34,544

		314,271

Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	1,474	41,936
American Outdoor Brands Corp.(a)(b)	2,303	16,305
At Home Group, Inc.(b)	1,880	16,018
Camping World Holdings, Inc., Class A	1,314	12,417
SP Plus Corp.(a)(b)	948	41,873

		128,549

Consumer Finance — 0.6%
Credit Acceptance Corp.(b)	435	190,447
Curo Group Holdings Corp.(b)	685	9,583
Elevate Credit, Inc.(b)	1,091	4,462
Enova International, Inc.(b)	1,327	31,171
Ezcorp, Inc., Class A(b)	2,323	12,219
FirstCash, Inc.	1,781	150,299
Green Dot Corp., Class A(b)	2,012	58,026
I3 Verticals, Inc., Class A(a)(b)	663	13,558
LendingClub Corp.(a)(b)	2,748	34,735
Navient Corp.	8,610	118,560
Nelnet, Inc., Class A	753	46,136
OneMain Holdings, Inc.	2,796	111,840
PRA Group, Inc.(b)	1,960	66,503
Regional Management Corp.(a)(b)	350	10,126
Santander Consumer USA Holdings, Inc.	4,354	109,198
SLM Corp.	17,807	150,291

8

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)(b)	256	$26,576

		1,143,730

Containers & Packaging — 1.4%
AptarGroup, Inc.	2,676	316,170
Ardagh Group SA	814	15,197
Avery Dennison Corp.	3,536	452,113
Berry Global Group, Inc.(b)	5,561	230,837
Crown Holdings, Inc.(b)	5,468	398,289
Graphic Packaging Holding Co.	12,185	190,817
Greif, Inc., Class A	1,164	45,594
Greif, Inc., Class B	259	12,181
Myers Industries, Inc.	1,444	24,447
Owens-Illinois, Inc.	6,444	54,774
Packaging Corp. of America	3,935	430,725
Sealed Air Corp.	6,542	273,259
Silgan Holdings, Inc.	3,254	100,126
Sonoco Products Co.	4,113	237,320
UFP Technologies, Inc.(b)	276	11,484

		2,793,333

Distributors — 0.2%
Core-Mark Holding Co., Inc.	1,957	59,728
Funko, Inc., Class A(b)	705	12,690
Greenlane Holdings, Inc., Class A(a)(b)	193	758
Pool Corp.	1,626	337,232
Weyco Group, Inc.	265	6,538

		416,946

Diversified Consumer Services — 1.2%
2U, Inc.(b)	2,289	41,030
Adtalem Global Education, Inc.(b)	2,451	72,991
American Public Education, Inc.(b)	656	14,248
Bright Horizons Family Solutions, Inc.(b)	2,415	358,676
Career Education Corp.(b)	2,824	39,988
Carriage Services, Inc.	657	16,924
Chegg, Inc.(a)(b)	4,922	150,909
Collectors Universe, Inc.	323	9,257
frontdoor, Inc.(b)	3,515	169,529
Graham Holdings Co., Class B	176	110,820
Grand Canyon Education, Inc.(b)	2,006	184,472
H&R Block, Inc.	8,571	214,189
Houghton Mifflin Harcourt Co.(b)	4,179	26,996
K12, Inc.(b)	1,560	30,872
Laureate Education, Inc., Class A(b)	4,387	67,801
Matthews International Corp., Class A	1,280	47,335
OneSpaWorld Holdings Ltd.(b)	1,793	27,881
Regis Corp.(b)	1,187	24,452
Select Interior Concepts, Inc., Class A(b)	881	10,096
Service Corp. International	7,423	337,598
ServiceMaster Global Holdings, Inc.(b)	5,745	231,983
Strategic Education, Inc.	882	108,513

Security	Shares	Value

Diversified Consumer Services (continued)
WW International, Inc.(a)(b)	1,930	$67,299

		2,363,859

Diversified Financial Services — 0.6%
Cannae Holdings, Inc.(b)	2,755	80,446
FactSet Research Systems, Inc.	1,576	399,548
FGL Holdings	5,973	53,936
Jefferies Financial Group, Inc.	11,024	205,818
Marlin Business Services Corp.	321	7,621
Morningstar, Inc.	816	132,061
On Deck Capital, Inc.(b)	2,649	11,815
PICO Holdings, Inc.(b)	400	4,312
Tiptree, Inc.	1,087	7,989
Voya Financial, Inc.	5,950	321,062

		1,224,608

Diversified Telecommunication Services — 0.4%
8x8, Inc.(a)(b)	3,856	74,498
Anterix, Inc.(a)(b)	530	21,497
ATN International, Inc.	443	26,239
Bandwidth, Inc., Class A(b)	647	36,329
Cincinnati Bell, Inc.(b)	2,062	10,537
Cogent Communications Holdings, Inc.	1,721	100,919
Consolidated Communications Holdings, Inc.	2,968	11,872
Frontier Communications Corp.(a)(b)	3,332	3,032
IDT Corp., Class B(b)	677	4,610
Intelsat SA(b)	2,789	70,813
Iridium Communications, Inc.(b)	4,088	100,033
Ooma, Inc.(b)	802	9,103
ORBCOMM, Inc.(b)	3,048	12,223
Pareteum Corp.(a)(b)	4,490	1,661
Vonage Holdings Corp.(b)	9,348	91,330
Zayo Group Holdings, Inc.(b)	9,573	326,822

		901,518

Electric Utilities — 1.3%
ALLETE, Inc.	2,150	185,029
Alliant Energy Corp.	9,801	522,785
El Paso Electric Co.	1,760	117,410
Hawaiian Electric Industries, Inc.	4,598	207,600
IDACORP, Inc.	2,066	222,343
MGE Energy, Inc.	1,458	112,324
OGE Energy Corp.	8,290	356,967
Otter Tail Corp.	1,677	95,052
Pinnacle West Capital Corp.	4,645	437,188
PNM Resources, Inc.	3,282	171,156
Portland General Electric Co.	3,730	212,162
Spark Energy, Inc., Class A	422	4,039
Unitil Corp.	598	37,238

		2,681,293

Electrical Equipment — 1.1%
Acuity Brands, Inc.	1,673	208,774
Allied Motion Technologies, Inc.	283	10,714

9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
American Superconductor Corp.(a)(b)	874	$6,843
Atkore International Group, Inc.(b)	1,939	67,283
AZZ, Inc.	1,064	41,273
Bloom Energy Corp., Class A(b)	2,308	7,063
Brady Corp., Class A	1,984	111,779
Encore Wire Corp.	827	46,477
Energous Corp.(a)(b)	872	2,389
EnerSys	1,807	120,816
Franklin Electric Co., Inc.	2,098	112,977
Generac Holdings, Inc.(b)	2,516	242,995
GrafTech International Ltd.	2,457	29,681
Hubbell, Inc.	2,242	317,691
nVent Electric PLC	6,471	149,221
Plug Power, Inc.(a)(b)	9,877	26,174
Powell Industries, Inc.	341	13,354
Preformed Line Products Co.	108	5,897
Regal-Beloit Corp.	1,785	132,179
Sensata Technologies Holding PLC(a)(b)	6,701	343,024
Sunrun, Inc.(a)(b)	4,739	73,644
Thermon Group Holdings, Inc.(b)	1,358	32,361
TPI Composites, Inc.(b)	1,211	24,862
Vicor Corp.(b)	742	26,972

		2,154,443

Electronic Equipment, Instruments & Components — 2.9%
Agilysys, Inc.(b)	947	23,855
Airgain, Inc.(a)(b)	374	4,252
Akoustis Technologies, Inc.(b)	1,039	8,489
Anixter International, Inc.(b)	1,317	108,982
Arlo Technologies, Inc.(a)(b)	3,100	10,571
Arrow Electronics, Inc.(b)	3,470	275,102
Avnet, Inc.	4,288	169,633
AVX Corp.	1,985	30,410
Badger Meter, Inc.	1,172	67,742
Belden, Inc.	1,703	87,330
Benchmark Electronics, Inc.	1,574	53,359
Coda Octopus Group, Inc.(b)	146	1,072
Cognex Corp.	6,939	357,289
Coherent, Inc.(b)	997	148,473
CTS Corp.	1,331	35,511
Daktronics, Inc.	1,372	9,412
Dolby Laboratories, Inc., Class A	2,683	172,597
ePlus, Inc.(b)	544	42,503
Fabrinet(a)(b)	1,512	85,020
FARO Technologies, Inc.(b)	719	34,282
Fitbit, Inc., Series A(a)(b)	9,066	56,028
FLIR Systems, Inc.	5,694	293,583
II-VI, Inc.(b)	3,824	126,766
Insight Enterprises, Inc.(b)	1,523	93,482
IntriCon Corp.(b)	333	6,886
Iteris, Inc.(b)	2,183	11,701
Itron, Inc.(b)	1,466	111,797
Jabil, Inc.	6,267	230,751

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
KEMET Corp.	2,388	$51,915
Kimball Electronics, Inc.(b)	992	14,741
Knowles Corp.(b)	3,385	73,048
Littelfuse, Inc.	1,014	178,028
Mesa Laboratories, Inc.	165	37,579
Methode Electronics, Inc.	1,475	50,740
MTS Systems Corp.	736	41,569
Napco Security Technologies, Inc.(a)(b)	473	14,360
National Instruments Corp.	5,479	226,776
nLight, Inc.(b)	1,343	17,942
Novanta, Inc.(a)(b)	1,392	123,958
OSI Systems, Inc.(b)	692	68,674
PAR Technology Corp.(b)	429	10,751
PC Connection, Inc.	461	22,515
Plexus Corp.(b)	1,198	88,580
Rogers Corp.(a)(b)	773	104,726
Sanmina Corp.(b)	2,812	86,413
ScanSource, Inc.(b)	1,076	34,755
SYNNEX Corp.	1,742	205,103
Tech Data Corp.(b)	1,535	186,502
Trimble, Inc.(b)	10,656	424,535
TTM Technologies, Inc.(b)	4,092	47,917
Universal Display Corp.	1,800	360,324
Vishay Intertechnology, Inc.	5,753	115,923
Vishay Precision Group, Inc.(a)(b)	398	13,552
Wrap Technologies, Inc.(a)(b)	281	1,104
Zebra Technologies Corp., Class A(a)(b)	2,251	535,445

		5,794,353

Energy Equipment & Services — 0.6%
Apergy Corp.(b)	3,231	81,324
Archrock, Inc.	6,090	58,708
Cactus, Inc., Class A(b)	2,039	60,599
Covia Holdings Corp.(a)(b)	1,227	1,693
Diamond Offshore Drilling, Inc.(b)	2,553	13,505
Dril-Quip, Inc.(b)	1,575	64,607
Era Group, Inc.(b)	796	7,697
Exterran Corp.(b)	1,275	16,154
Forum Energy Technologies, Inc.(b)	3,590	4,164
Frank’s International NV(b)	4,356	21,344
FTS International, Inc.(a)(b)	1,067	1,622
Geospace Technologies Corp.(b)	513	7,485
Helix Energy Solutions Group, Inc.(b)	5,781	49,659
Helmerich & Payne, Inc.	4,541	170,288
Independence Contract Drilling, Inc.(a)(b)	2,442	2,173
KLX Energy Services Holdings, Inc.(b)	793	6,296
Liberty Oilfield Services, Inc., Class A	2,581	23,771
Mammoth Energy Services, Inc.	557	891
Matrix Service Co.(b)	1,109	20,805
McDermott International, Inc.(a)(b)	7,334	11,954
Nabors Industries Ltd.	14,074	26,037

10

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
National Energy Services Reunited Corp.(b)	951	$6,571
Natural Gas Services Group, Inc.(b)	492	5,850
NCS Multistage Holdings, Inc.(b)	214	482
Newpark Resources, Inc.(b)	3,634	21,804
NexTier Oilfield Solutions Inc.(b)	6,662	28,779
Nine Energy Service, Inc.(a)(b)	685	3,870
Noble Corp. PLC(b)	10,543	12,968
Oceaneering International, Inc.(b)	4,059	57,476
Oil States International, Inc.(b)	2,451	34,976
Pacific Drilling SA(a)(b)	1,221	3,053
Parker Drilling Co.(b)	347	6,409
Patterson-UTI Energy, Inc.	8,024	66,760
ProPetro Holding Corp.(a)(b)	3,233	25,056
RigNet, Inc.(b)	635	3,327
RPC, Inc.	2,458	10,176
SEACOR Holdings, Inc.(b)	729	31,281
SEACOR Marine Holdings, Inc.(a)(b)	734	9,549
Seadrill Ltd.(a)(b)	2,350	4,136
Select Energy Services, Inc., Class A(b)	2,431	18,476
Smart Sand, Inc.(b)	957	2,230
Solaris Oilfield Infrastructure, Inc., Class A	1,268	13,492
TETRA Technologies, Inc.(b)	5,146	8,748
Tidewater, Inc.(b)	1,952	31,681
Transocean Ltd.(b)	23,980	113,905
U.S Well Services, Inc.(a)(b)	792	1,513
Unit Corp.(b)	2,256	4,602

		1,177,946

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	2,158	20,221
Glu Mobile, Inc.(b)	4,800	28,464
Roku, Inc.(b)	3,592	528,742
World Wrestling Entertainment, Inc., Class A	1,821	102,049

		679,476

Equity Real Estate Investment Trusts (REITs) — 10.8%
Acadia Realty Trust	3,757	105,121
Agree Realty Corp.	1,713	134,933
Alexander’s, Inc.	92	31,777
American Assets Trust, Inc.	2,180	106,733
American Campus Communities, Inc.	5,688	284,286
American Finance Trust, Inc.	4,430	65,564
American Homes 4 Rent, Class A(a)	10,743	284,367
Americold Realty Trust	7,990	320,319
Anworth Mortgage Asset Corp.	3,996	13,666
Apartment Investment & Management Co., Class A	6,148	337,402
Apollo Commercial Real Estate Finance, Inc.	6,427	117,614
Apple Hospitality REIT, Inc.	8,772	144,563

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ares Commercial Real Estate Corp.	1,039	$16,104
Armada Hoffler Properties, Inc.	2,124	39,804
ARMOUR Residential REIT, Inc.	2,421	40,503
Ashford Hospitality Trust, Inc.	3,876	10,581
Blackstone Mortgage Trust, Inc., Class A	5,259	190,902
Bluerock Residential Growth REIT, Inc.	835	10,037
Brandywine Realty Trust	7,175	109,634
Brixmor Property Group, Inc.	12,480	274,810
BRT Apartments Corp.	395	6,596
Camden Property Trust	3,888	444,671
Capstead Mortgage Corp.	4,541	35,102
Catchmark Timber Trust, Inc., Class A	1,979	22,699
CBL & Associates Properties, Inc.	7,378	10,624
Cedar Realty Trust, Inc.	3,169	10,584
Chatham Lodging Trust	1,856	33,501
Cherry Hill Mortgage Investment Corp.	570	7,706
Chimera Investment Corp.	7,831	158,656
City Office REIT, Inc.	1,569	21,244
Clipper Realty, Inc.	506	4,878
Colony Capital, Inc.	19,850	111,160
Columbia Property Trust, Inc.	4,714	96,731
Community Healthcare Trust, Inc.	749	36,267
CoreCivic, Inc.	5,055	77,139
CorEnergy Infrastructure Trust, Inc.	537	25,867
CorePoint Lodging, Inc.	1,741	17,149
CoreSite Realty Corp.	1,548	181,890
Corporate Office Properties Trust	4,636	137,411
Cousins Properties, Inc.	6,145	246,599
CubeSmart	7,938	251,635
CyrusOne, Inc.	4,703	335,230
DiamondRock Hospitality Co.	9,221	92,026
Douglas Emmett, Inc.	6,844	296,482
Duke Realty Corp.	14,955	525,519
Easterly Government Properties, Inc.	3,675	82,026
EastGroup Properties, Inc.	1,550	207,622
Empire State Realty Trust, Inc., Class A	6,210	89,859
EPR Properties	3,234	251,573
Equity Commonwealth	5,080	163,474
Equity LifeStyle Properties, Inc.	7,154	500,351
Farmland Partners, Inc.	1,124	7,531
First Industrial Realty Trust, Inc.	5,288	222,678
Four Corners Property Trust, Inc.	3,015	86,380
Franklin Street Properties Corp.	4,336	37,290
Gaming and Leisure Properties, Inc.	8,453	341,163
Geo Group, Inc.	5,076	77,257
Getty Realty Corp.	1,524	51,115
Gladstone Commercial Corp.	1,254	29,544
Gladstone Land Corp.	1,170	13,993
Global Net Lease, Inc.	3,435	66,914
Great Ajax Corp.	511	7,997
Healthcare Realty Trust, Inc.	5,289	183,899
Healthcare Trust of America, Inc., Class A	8,509	263,779

11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust	1,455	$20,079
Highwoods Properties, Inc.	4,282	200,398
Hudson Pacific Properties, Inc.	6,452	231,756
Independence Realty Trust, Inc.	4,301	66,235
Industrial Logistics Properties Trust	2,882	61,214
Innovative Industrial Properties, Inc.(a)	451	34,276
Invesco Mortgage Capital, Inc.	6,482	102,027
Investors Real Estate Trust	571	43,208
Iron Mountain, Inc.	11,936	391,501
iStar, Inc.	2,482	32,291
JBG SMITH Properties	5,078	204,440
Jernigan Capital, Inc.	812	15,420
Kilroy Realty Corp.	4,151	348,393
Kimco Realty Corp.	16,963	365,722
Kite Realty Group Trust	3,829	68,233
Lamar Advertising Co., Class A	3,514	281,155
Lexington Realty Trust	9,751	106,091
Liberty Property Trust	6,422	379,348
Life Storage, Inc.	1,951	212,503
LTC Properties, Inc.	1,759	91,204
Macerich Co.	5,948	163,570
Mack-Cali Realty Corp.	3,624	77,626
Medical Properties Trust, Inc.	18,266	378,654
MFA Financial, Inc.	18,460	140,111
Monmouth Real Estate Investment Corp.	3,766	56,791
National Health Investors, Inc.	1,740	149,275
National Retail Properties, Inc.	6,789	399,940
National Storage Affiliates Trust	2,373	81,085
New Residential Investment Corp.	17,438	276,218
New Senior Investment Group, Inc.	3,293	23,183
New York Mortgage Trust, Inc.	11,182	69,999
NexPoint Residential Trust, Inc.	759	37,016
Office Properties Income Trust	1,939	61,815
Omega Healthcare Investors, Inc.	8,948	394,070
One Liberty Properties, Inc.	603	17,131
Orchid Island Capital, Inc.	2,355	13,117
Outfront Media, Inc.	5,873	154,519
Paramount Group, Inc.	8,830	118,940
Park Hotels & Resorts, Inc.	10,059	233,872
Pebblebrook Hotel Trust	5,407	139,014
Pennsylvania Real Estate Investment Trust	2,745	15,152
PennyMac Mortgage Investment Trust(f)	3,537	80,962
Physicians Realty Trust	7,608	142,041
Piedmont Office Realty Trust, Inc., Class A	5,418	121,580
PotlatchDeltic Corp.	2,737	116,240
Preferred Apartment Communities, Inc., Class A	1,750	25,060
PS Business Parks, Inc.	844	152,384
QTS Realty Trust, Inc., Class A	2,273	121,810
Rayonier, Inc.	5,404	145,800
Redwood Trust, Inc.	3,891	63,579

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	6,875	$462,275
Retail Opportunity Investments Corp.	5,111	95,397
Retail Properties of America, Inc., Class A	9,135	125,698
Retail Value, Inc.	619	22,662
Rexford Industrial Realty, Inc.	4,615	221,935
RLJ Lodging Trust	7,531	123,584
RPT Realty	3,200	46,400
Ryman Hospitality Properties, Inc.	1,933	162,701
Sabra Health Care REIT, Inc.	8,006	196,948
Safehold, Inc.	520	17,982
Saul Centers, Inc.	476	25,485
Senior Housing Properties Trust	9,794	97,205
Seritage Growth Properties, Class A(a)	1,430	62,191
Service Properties Trust	6,790	171,787
SITE Centers Corp.	5,897	91,580
SL Green Realty Corp.	3,414	285,410
Spirit Realty Capital, Inc.	3,790	188,894
STAG Industrial, Inc.	5,257	163,177
Starwood Property Trust, Inc.	11,444	281,522
STORE Capital Corp.	8,796	356,238
Summit Hotel Properties, Inc.	4,852	59,485
Sun Communities, Inc.	3,677	598,064
Sunstone Hotel Investors, Inc.	9,723	131,358
Tanger Factory Outlet Centers, Inc.	3,744	60,353
Taubman Centers, Inc.	2,384	85,299
Terreno Realty Corp.	2,773	156,425
UMH Properties, Inc.	1,386	20,693
Uniti Group, Inc.	7,538	52,163
Universal Health Realty Income Trust	605	72,134
Urban Edge Properties	5,076	107,154
Urstadt Biddle Properties, Inc., Class A	1,235	30,048
VEREIT, Inc.	44,146	434,397
VICI Properties, Inc.	19,283	454,115
Washington Prime Group, Inc.	7,395	31,207
Washington Real Estate Investment Trust	3,281	101,777
Weingarten Realty Investors	5,119	162,426
Whitestone REIT	1,527	21,744
Xenia Hotels & Resorts, Inc.	4,740	99,777

		21,614,269

Equity Real Estate Investment Trusts (REITs) — 0.0%
CIM Commercial Trust Corp.	66	960

Food & Staples Retailing — 0.7%
Andersons, Inc.	1,304	24,020
BJ’s Wholesale Club Holdings, Inc.(b)	4,635	123,754
Casey’s General Stores, Inc.	1,544	263,731
Chefs’ Warehouse, Inc.(b)	989	32,761
Diplomat Pharmacy, Inc.(b)	2,409	13,105
Grocery Outlet Holding Corp.(a)(b)	1,326	42,299
HF Foods Group, Inc.(b)	312	6,062
Ingles Markets, Inc., Class A	611	24,092

12

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage, Inc.(b)	304	$2,666
Performance Food Group Co.(b)	4,353	185,481
PriceSmart, Inc.	934	69,209
Rite Aid Corp.(a)(b)	2,234	20,553
SpartanNash Co.	1,519	19,891
Sprouts Farmers Market, Inc.(b)	5,210	101,126
U.S. Foods Holding Corp.(b)	9,182	364,250
United Natural Foods, Inc.(a)(b)	2,134	16,005
Village Super Market, Inc., Class A	336	8,904
Weis Markets, Inc.	393	15,127

		1,333,036

Food Products — 1.4%
Alico, Inc.	136	4,468
B&G Foods, Inc.	2,683	41,721
Beyond Meat, Inc.(a)(b)	545	46,025
Bridgford Foods Corp.(b)	72	1,776
Bunge Ltd.	5,801	313,254
Cal-Maine Foods, Inc.	1,273	50,780
Calavo Growers, Inc.	671	58,196
Darling Ingredients, Inc.(b)	6,775	130,757
Dean Foods Co.	2,300	2,254
Farmer Bros Co.(b)	458	5,876
Flowers Foods, Inc.	8,209	178,299
Fresh Del Monte Produce, Inc.	1,283	40,928
Freshpet, Inc.(b)	1,469	76,770
Hain Celestial Group, Inc.(b)	3,786	89,501
Hostess Brands, Inc.(b)	5,401	69,025
Ingredion, Inc.	2,827	223,333
J&J Snack Foods Corp.	621	118,462
John B Sanfilippo & Son, Inc.	348	36,930
Lamb Weston Holdings, Inc.	6,131	478,463
Lancaster Colony Corp.	803	111,761
Limoneira Co.	660	12,487
Pilgrim’s Pride Corp.(a)(b)	2,185	66,337
Post Holdings, Inc.(a)(b)	2,734	281,329
Sanderson Farms, Inc.	824	127,563
Seneca Foods Corp., Class A(b)	299	10,579
Simply Good Foods Co.(b)	3,498	85,841
Tootsie Roll Industries, Inc.	667	22,865
TreeHouse Foods, Inc.(b)	2,297	124,084

		2,809,664

Gas Utilities — 1.1%
Atmos Energy Corp.	4,850	545,528
Chesapeake Utilities Corp.	660	62,568
National Fuel Gas Co.	3,411	154,552
New Jersey Resources Corp.	3,653	159,271
Northwest Natural Holding Co.	1,371	95,093
ONE Gas, Inc.	2,182	202,577
RGC Resources, Inc.	311	9,072
South Jersey Industries, Inc.	3,824	122,980
Southwest Gas Holdings, Inc.	2,243	195,814

Security	Shares	Value

Gas Utilities (continued)
Spire, Inc.	2,086	$175,349
UGI Corp.	8,754	417,303

		2,140,107

Health Care Equipment & Supplies — 2.9%
Accuray, Inc.(b)	3,358	8,731
Alphatec Holdings, Inc.(a)(b)	1,597	10,987
AngioDynamics, Inc.(b)	1,471	22,506
Anika Therapeutics, Inc.(b)	545	38,363
Antares Pharma, Inc.(a)(b)	6,241	20,970
Apyx Medical Corp.(b)	1,368	9,029
AtriCure, Inc.(b)	1,549	41,188
Atrion Corp.	58	48,919
Avanos Medical, Inc.(b)	1,938	85,350
Avedro, Inc.(b)	364	8,459
Axogen, Inc.(a)(b)	1,336	16,613
Axonics Modulation Technologies, Inc.(b)	660	16,315
BioLife Solutions, Inc.(a)(b)	274	4,661
BioSig Technologies, Inc.(b)	656	4,349
Cantel Medical Corp.	1,535	111,886
Cardiovascular Systems, Inc.(b)	1,505	67,003
Cerus Corp.(a)(b)	5,723	24,895
ConforMIS, Inc.(a)(b)	2,641	5,044
CONMED Corp.	1,116	122,782
CryoLife, Inc.(b)	1,478	33,181
CryoPort, Inc.(b)	1,354	18,997
Cutera, Inc.(b)	576	18,144
CytoSorbents Corp.(b)	1,242	5,899
DexCom, Inc.(a)(b)	3,812	587,963
ElectroCore, Inc.(b)	493	779
GenMark Diagnostics, Inc.(b)	2,065	11,585
Glaukos Corp.(b)	1,491	95,171
Globus Medical, Inc., Class A(b)	3,203	167,741
Haemonetics Corp.(b)	2,149	259,449
Hill-Rom Holdings, Inc.	2,759	288,840
ICU Medical, Inc.(a)(b)	822	132,843
Inogen, Inc.(a)(b)	765	41,643
Insulet Corp.(b)	2,501	363,445
Integra LifeSciences Holdings Corp.(b)	2,936	170,464
Invacare Corp.(a)	1,385	10,692
iRadimed Corp.(b)	165	4,166
iRhythm Technologies, Inc.(a)(b)	1,079	72,099
Lantheus Holdings, Inc.(b)	1,544	32,192
LeMaitre Vascular, Inc.	695	24,047
LivaNova PLC(b)	2,056	145,421
Masimo Corp.(b)	1,994	290,705
Meridian Bioscience, Inc.	1,687	16,516
Merit Medical Systems, Inc.(a)(b)	2,213	45,710
Misonix, Inc.(a)(b)	305	5,292
Natus Medical, Inc.(b)	1,391	46,849
Neogen Corp.(a)(b)	2,116	137,667
Neuronetics, Inc.(b)	533	4,749
Nevro Corp.(a)(b)	1,232	106,198

13

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Novocure Ltd.(b)	3,648	$261,343
NuVasive, Inc.(b)	2,144	151,238
Ocular Therapeutix, Inc.(a)(b)	1,348	4,368
OraSure Technologies, Inc.(b)	2,582	22,050
Orthofix Medical, Inc.(b)	745	31,312
OrthoPediatrics Corp.(b)	382	14,776
Pulse Biosciences, Inc.(a)(b)	389	5,477
Quidel Corp.(a)(b)	1,531	87,114
Rockwell Medical, Inc.(b)	2,648	5,852
RTI Surgical Holdings, Inc.(b)	2,455	5,401
SeaSpine Holdings Corp.(b)	705	9,757
Senseonics Holdings, Inc.(a)(b)	5,543	6,485
Shockwave Medical, Inc.(b)	279	9,492
SI-BONE, Inc.(b)	673	11,205
Sientra, Inc.(b)	1,784	11,471
Silk Road Medical, Inc.(a)(b)	540	17,885
Soliton, Inc.(a)(b)	296	3,292
STAAR Surgical Co.(b)	1,943	63,692
STERIS PLC	3,527	499,317
Surmodics, Inc.(b)	554	26,321
Tactile Systems Technology, Inc.(a)(b)	745	33,838
Tandem Diabetes Care, Inc.(b)	2,371	146,006
TransEnterix, Inc.(b)	7,497	1,711
TransMedics Group, Inc.(a)(b)	278	4,987
Utah Medical Products, Inc.	153	15,678
Vapotherm, Inc.(b)	693	7,138
Varex Imaging Corp.(b)	1,711	51,347
Veracyte, Inc.(b)	1,966	45,080
ViewRay, Inc.(a)(b)	2,805	7,293
West Pharmaceutical Services, Inc.	3,079	442,883
Wright Medical Group NV(b)	5,204	108,243
Zynex, Inc.	646	5,969

		5,924,518

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)(b)	3,601	107,994
Addus HomeCare Corp.(b)	417	35,116
Amedisys, Inc.(b)	1,326	170,417
American Renal Associates Holdings, Inc.(b)	816	6,789
AMN Healthcare Services, Inc.(a)(b)	1,935	113,701
Apollo Medical Holdings, Inc.(a)(b)	1,164	17,425
Avalon GloboCare Corp.(b)	905	1,321
BioTelemetry, Inc.(b)	1,344	52,900
Brookdale Senior Living, Inc.(b)	7,981	58,660
Catasys, Inc.(a)(b)	295	4,605
Chemed Corp.	658	259,193
Community Health Systems, Inc.(b)	3,696	13,084
CorVel Corp.(b)	361	28,562
Covetrus, Inc.(b)	4,040	40,057
Cross Country Healthcare, Inc.(b)	1,365	14,756
Encompass Health Corp.	4,044	258,897
Ensign Group, Inc.	2,091	88,345
Genesis Healthcare, Inc.(b)	3,243	4,151

Security	Shares	Value

Health Care Providers & Services (continued)
Guardant Health, Inc.(a)(b)	1,520	$105,640
Hanger, Inc.(b)	1,488	33,644
HealthEquity, Inc.(b)	2,916	165,600
Integer Holdings Corp.(b)	1,346	104,234
Joint Corp.(a)(b)	546	10,412
LHC Group, Inc.(b)	1,238	137,381
Magellan Health, Inc.(b)	948	61,525
MEDNAX, Inc.(b)	3,437	75,477
Molina Healthcare, Inc.(b)	2,619	308,099
National HealthCare Corp.	511	41,994
National Research Corp., Class A	503	28,887
Option Care Health, Inc.(a)(b)	5,028	17,799
Owens & Minor, Inc.	2,590	17,431
Patterson Cos., Inc.	3,763	64,460
Pennant Group Inc.(b)	1,045	18,800
Penumbra, Inc.(b)	1,331	207,596
PetIQ, Inc.(a)(b)	818	20,221
Premier, Inc., Class A(a)(b)	2,154	70,177
Providence Service Corp.(b)	477	30,466
R1 RCM, Inc.(a)(b)	4,242	45,092
RadNet, Inc.(b)	1,765	27,569
Select Medical Holdings Corp.(b)	4,462	81,298
Surgery Partners, Inc.(b)	937	7,449
Tenet Healthcare Corp.(b)	4,373	110,812
Tivity Health, Inc.(a)(b)	1,878	30,442
Triple-S Management Corp., Class B(b)	942	14,252
U.S. Physical Therapy, Inc.	515	72,857

		3,185,587

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(b)	6,795	74,337
Castlight Health, Inc., Class B(a)(b)	4,383	6,618
Change Healthcare, Inc.(b)	2,339	30,922
Computer Programs & Systems, Inc.	478	11,027
Evolent Health, Inc., Class A(a)(b)	2,901	22,106
Health Catalyst, Inc.(b)	454	14,601
HealthStream, Inc.(b)	1,070	30,024
HMS Holdings Corp.(b)	3,586	117,226
Inovalon Holdings, Inc., Class A(b)	2,958	46,234
Inspire Medical Systems, Inc.(a)(b)	529	32,258
Livongo Health, Inc.(a)(b)	712	15,372
NextGen Healthcare, Inc.(b)	2,188	36,988
Omnicell, Inc.(b)	1,760	123,886
OptimizeRx Corp.(a)(b)	496	6,448
Phreesia, Inc.(a)(b)	527	15,615
Simulations Plus, Inc.(a)	471	16,678
Tabula Rasa HealthCare, Inc.(a)(b)	784	39,937
Teladoc Health, Inc.(b)	2,946	225,664
Vocera Communications, Inc.(b)	1,290	25,697

		891,638

Hotels, Restaurants & Leisure — 2.8%
Aramark	10,304	450,903
BBX Capital Corp.	1,633	7,300

14

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc., Class B(b)	42	$3,506
BJ’s Restaurants, Inc.	837	33,137
Bloomin’ Brands, Inc.	3,611	71,534
Bluegreen Vacations Corp.	220	2,114
Boyd Gaming Corp.	3,301	89,952
Braemar Hotels & Resorts, Inc.	1,257	11,602
Brinker International, Inc.	1,563	69,475
Caesars Entertainment Corp.(b)	23,682	290,815
Carrols Restaurant Group, Inc.(b)	1,425	10,160
Century Casinos, Inc.(b)	1,126	8,321
Cheesecake Factory, Inc.	1,753	73,258
Choice Hotels International, Inc.	1,434	126,880
Churchill Downs, Inc.	1,445	187,836
Chuy’s Holdings, Inc.(b)	674	16,425
Cracker Barrel Old Country Store, Inc.	819	127,354
Dave & Buster’s Entertainment, Inc.	1,573	62,574
Del Taco Restaurants, Inc.(a)(b)	1,117	8,528
Denny’s Corp.(b)	2,352	47,322
Dine Brands Global, Inc.	671	49,084
Domino’s Pizza, Inc.	1,725	468,544
Dunkin’ Brands Group, Inc.	3,493	274,620
El Pollo Loco Holdings, Inc.(a)(b)	845	9,819
Eldorado Resorts, Inc.(b)	2,854	127,774
Empire Resorts, Inc.(b)	81	787
Extended Stay America, Inc.	8,129	115,513
Fiesta Restaurant Group, Inc.(b)	900	7,735
Golden Entertainment, Inc.(b)	743	10,759
Habit Restaurants, Inc., Class A(a)(b)	779	8,187
Hilton Grand Vacations, Inc.(b)	3,572	124,056
Hyatt Hotels Corp., Class A	1,590	118,837
Inspired Entertainment, Inc.(b)	470	3,455
International Game Technology PLC	4,080	54,019
J Alexander’s Holdings, Inc.(b)	497	4,796
Jack in the Box, Inc.	1,094	91,918
Kura Sushi USA, Inc., Class A(b)	244	4,502
Lindblad Expeditions Holdings, Inc.(b)	930	14,638
Marcus Corp.	894	32,273
Marriott Vacations Worldwide Corp.	1,811	199,083
Monarch Casino & Resort, Inc.(b)	467	20,170
Nathan’s Famous, Inc.	110	8,371
Noodles & Co.(b)	1,152	6,140
Papa John’s International, Inc.	906	53,046
Penn National Gaming, Inc.(b)	4,544	96,855
Planet Fitness, Inc., Class A(b)	3,581	227,966
PlayAGS, Inc.(a)(b)	1,064	12,279
Potbelly Corp.(b)	878	3,732
RCI Hospitality Holdings, Inc.	372	6,975
Red Lion Hotels Corp.(b)	970	5,820
Red Robin Gourmet Burgers, Inc.(b)	533	16,256
Red Rock Resorts, Inc., Class A	2,908	63,336
Ruth’s Hospitality Group, Inc.	1,181	24,305
Scientific Games Corp., Class A(b)	2,245	53,858
SeaWorld Entertainment, Inc.(b)	1,962	51,836
Shake Shack, Inc., Class A(b)	1,193	98,160

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	3,369	$142,138
Target Hospitality Corp.(b)	1,352	7,490
Texas Roadhouse, Inc.	2,738	154,697
Twin River Worldwide Holdings, Inc.	788	19,779
Vail Resorts, Inc.	1,690	392,705
Wendy’s Co.	7,876	166,814
Wingstop, Inc.	1,217	101,534
Wyndham Destinations, Inc.	3,777	175,291
Wyndham Hotels & Resorts, Inc.	4,079	220,144

		5,549,092

Household Durables — 1.7%
Bassett Furniture Industries, Inc.	398	6,070
Beazer Homes USA, Inc.(b)	1,144	17,171
Cavco Industries, Inc.(b)	357	68,419
Century Communities, Inc.(b)	1,059	31,950
Ethan Allen Interiors, Inc.	951	18,744
Flexsteel Industries, Inc.	353	5,849
GoPro, Inc., Class A(a)(b)	4,944	20,567
Green Brick Partners, Inc.(b)	970	9,768
Hamilton Beach Brands Holding Co., Class A	292	5,446
Helen of Troy Ltd.(b)	1,059	158,596
Hooker Furniture Corp.	486	11,504
Installed Building Products, Inc.(b)	941	61,372
iRobot Corp.(b)	1,151	55,317
KB Home	3,767	134,444
La-Z-Boy, Inc.	1,849	65,658
Legacy Housing Corp.(b)	156	2,473
Leggett & Platt, Inc.	5,528	283,586
LGI Homes, Inc.(b)	809	63,490
Lifetime Brands, Inc.	417	3,332
Lovesac Co.(a)(b)	434	7,087
M/I Homes, Inc.(b)	1,099	48,554
MDC Holdings, Inc.	2,109	81,639
Meritage Homes Corp.(b)	1,528	110,154
NACCO Industries, Inc., Class A	137	6,919
Newell Brands, Inc.	15,995	303,425
NVR, Inc.(b)	135	490,940
PulteGroup, Inc.	10,652	417,984
Skyline Champion Corp.(b)	2,036	57,476
Sonos, Inc.(b)	2,928	38,298
Taylor Morrison Home Corp., Class A(b)	4,526	113,376
Tempur Sealy International, Inc.(b)	1,900	172,805
Toll Brothers, Inc.	5,550	220,724
TopBuild Corp.(b)	1,438	149,451
TRI Pointe Group, Inc.(b)	6,148	96,770
Tupperware Brands Corp.	2,199	21,176
Universal Electronics, Inc.(b)	563	29,344
William Lyon Homes, Class A(b)	1,266	24,497

15

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
ZAGG, Inc.(a)(b)	991	$7,304

		3,421,679

Household Products — 0.2%
Central Garden & Pet Co.(b)	367	11,017
Central Garden & Pet Co., Class A(b)	1,879	53,138
Energizer Holdings, Inc.	2,630	111,749
Oil-Dri Corp. of America	219	7,667
Spectrum Brands Holdings, Inc.	1,733	87,014
WD-40 Co.	568	106,443

		377,028

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(b)	4,149	9,667
Clearway Energy, Inc., Class A	1,523	26,150
Clearway Energy, Inc., Class C	2,968	53,810
Genie Energy Ltd., Class B	578	4,306
NRG Energy, Inc.	10,689	428,843
Ormat Technologies, Inc.	1,638	125,405
Pattern Energy Group, Inc., Class A	3,848	107,860
Sunnova Energy International, Inc.(b)	1,058	11,236
TerraForm Power, Inc., Class A	2,994	50,838
Vistra Energy Corp.	17,811	481,431
Vivint Solar, Inc.(a)(b)	1,634	11,454

		1,311,000

Industrial Conglomerates — 0.4%
BWX Technologies, Inc.	4,007	232,807
Carlisle Cos., Inc.	2,357	358,900
Raven Industries, Inc.	1,469	51,239
Seaboard Corp.	11	46,410
Standex International Corp.	509	38,572

		727,928

Insurance — 3.9%
Alleghany Corp.(b)	584	454,521
Ambac Financial Group, Inc.(b)	1,868	38,294
American Equity Investment Life Holding Co.	3,684	90,921
American Financial Group, Inc.	2,996	311,704
American National Insurance Co.	321	38,514
AMERISAFE, Inc.	594	37,737
Argo Group International Holdings Ltd.	1,454	89,959
Assurant, Inc.	2,572	324,252
Assured Guaranty Ltd.	4,097	192,231
Axis Capital Holdings Ltd.	3,481	206,876
Brighthouse Financial, Inc.(b)	4,655	175,773
Brown & Brown, Inc.	9,764	367,908
Citizens, Inc.(a)(b)	1,916	12,761
CNO Financial Group, Inc.	7,170	112,210
Crawford & Co., Class A	639	6,767
Donegal Group, Inc., Class A	535	7,875
eHealth, Inc.(b)	930	64,207
Employers Holdings, Inc.	999	42,298
Enstar Group Ltd.(b)	499	100,249

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A	1,018	$187,587
Everest Re Group Ltd.	1,685	433,197
FBL Financial Group, Inc., Class A	517	29,665
FedNat Holding Co.	466	6,687
First American Financial Corp.	4,526	279,616
Genworth Financial, Inc., Class A(b)	20,933	89,593
Global Indemnity Ltd.	288	7,131
Globe Life, Inc.	4,536	441,489
Goosehead Insurance, Inc., Class A	501	25,641
Greenlight Capital Re Ltd., Class A(a)(b)	1,258	13,586
Hallmark Financial Services, Inc.(b)	509	9,070
Hanover Insurance Group, Inc.	1,661	218,770
HCI Group, Inc.	258	10,849
Health Insurance Innovations, Inc., Class A(b)	369	9,771
Heritage Insurance Holdings, Inc.	1,072	14,279
Hilltop Holdings, Inc.	3,019	70,524
Horace Mann Educators Corp.	1,689	73,573
Independence Holding Co.	195	7,624
Investors Title Co.	61	9,254
James River Group Holdings Ltd.	1,158	41,468
Kemper Corp.	2,667	191,704
Kinsale Capital Group, Inc.	888	93,879
MBIA, Inc.(b)	3,904	36,268
Mercury General Corp.	1,133	54,452
National General Holdings Corp.	2,777	59,206
National Western Life Group, Inc., Class A	100	27,260
NI Holdings, Inc.(b)	431	7,543
Old Republic International Corp.	11,878	265,355
Palomar Holdings, Inc.(a)(b)	241	10,881
Primerica, Inc.	1,754	221,320
ProAssurance Corp.	2,177	85,382
ProSight Global, Inc.(b)	737	11,689
Protective Insurance Corp., Class B	430	6,841
Reinsurance Group of America, Inc.	2,609	423,884
RenaissanceRe Holdings Ltd.	1,831	342,727
RLI Corp.	1,661	161,649
Safety Insurance Group, Inc.	600	58,320
Selective Insurance Group, Inc.	2,466	170,450
State Auto Financial Corp.	687	22,733
Stewart Information Services Corp.	984	40,265
Third Point Reinsurance Ltd.(b)	3,028	28,736
Trupanion, Inc.(a)(b)	1,162	27,539
United Fire Group, Inc.	867	39,466
United Insurance Holdings Corp.	1,162	14,246
Universal Insurance Holdings, Inc.	1,270	34,430
Unum Group	8,634	237,780
W.R. Berkley Corp.	6,037	421,986
Watford Holdings Ltd.(b)	812	21,875

16

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
White Mountains Insurance Group Ltd.(a)	133	$142,443

		7,914,740

Interactive Media & Services — 0.3%
Care.com, Inc.(b)	888	10,372
Cargurus, Inc.(b)	3,067	103,020
Cars.com, Inc.(b)	2,761	31,227
ComScore, Inc.(b)	2,029	4,687
DHI Group, Inc.(b)	2,088	7,559
Eventbrite, Inc., Class A(a)(b)	1,439	25,873
EverQuote, Inc., Class A(b)	358	7,267
Meet Group, Inc.(b)	2,972	12,661
QuinStreet, Inc.(b)	1,823	23,389
Travelzoo(b)	191	1,933
TrueCar, Inc.(b)	4,325	14,186
Yelp, Inc.(b)	2,873	99,147
Zillow Group, Inc., Class A(b)	2,474	80,133
Zillow Group, Inc., Class C(b)	5,107	166,335

		587,789

Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(b)	971	13,846
Duluth Holdings, Inc., Class B(b)	371	3,428
Etsy, Inc.(b)	5,042	224,319
Gaia, Inc.(b)	473	3,278
Groupon, Inc.(b)	18,409	51,177
GrubHub, Inc.(a)(b)	3,883	132,255
Lands’ End, Inc.(a)(b)	436	5,263
Leaf Group Ltd.(b)	511	1,518
Liberty TripAdvisor Holdings, Inc., Series A(b)	2,930	28,274
Liquidity Services, Inc.(b)	990	6,425
Overstock.com, Inc.(a)(b)	1,152	12,131
PetMed Express, Inc.	785	18,381
Quotient Technology, Inc.(b)	3,006	25,882
Qurate Retail, Inc., Series A(b)	15,888	151,571
RealReal, Inc.(a)(b)	872	20,152
Rubicon Project, Inc.(b)	1,978	16,813
Shutterstock, Inc.(b)	761	30,881
Stamps.com, Inc.(b)	696	58,763
Stitch Fix, Inc., Class A(a)(b)	1,697	38,793
TripAdvisor, Inc.(b)	4,374	176,710
Waitr Holdings, Inc.(a)(b)	2,211	961

		1,020,821

IT Services — 3.4%
Alliance Data Systems Corp.	1,709	170,900
Amdocs Ltd.	5,663	369,228
Black Knight, Inc.(b)	6,026	386,869
Booz Allen Hamilton Holding Corp.	5,712	401,953
Brightcove, Inc.(b)	1,576	14,988
CACI International, Inc., Class A(b)	1,036	231,805
Carbonite, Inc.(b)	1,352	23,214
Cardtronics PLC, Class A(b)	1,537	52,658

Security	Shares	Value

IT Services (continued)
Cass Information Systems, Inc.	588	$33,698
Conduent, Inc.(b)	7,016	43,359
CoreLogic, Inc.(b)	3,409	138,030
CSG Systems International, Inc.	1,383	79,716
Endurance International Group Holdings, Inc.(b)	3,059	11,991
EPAM Systems, Inc.(a)(b)	2,195	386,232
Euronet Worldwide, Inc.(b)	2,110	295,548
Everi Holdings, Inc.(b)	2,810	28,269
EVERTEC, Inc.	2,593	79,320
Evo Payments, Inc., Class A(b)	1,595	45,346
Exela Technologies, Inc.(b)	1,604	980
ExlService Holdings, Inc.(b)	1,373	95,602
Genpact Ltd.	7,209	282,377
GTT Communications, Inc.(a)(b)	1,394	10,497
Hackett Group, Inc.	1,015	17,164
Information Services Group, Inc.(a)(b)	1,079	2,331
International Money Express, Inc.(b)	544	8,334
Jack Henry & Associates, Inc.	3,217	455,399
Leidos Holdings, Inc.	5,720	493,236
Limelight Networks, Inc.(a)(b)	4,458	18,813
LiveRamp Holdings, Inc.(a)(b)	2,769	108,240
ManTech International Corp., Class A	1,096	86,781
MAXIMUS, Inc.	2,618	200,905
MongoDB, Inc.(a)(b)	1,763	225,258
NIC, Inc.	2,713	63,810
Okta, Inc.(b)	4,304	469,437
Paysign, Inc.(a)	1,248	13,453
Perficient, Inc.(b)	1,536	60,211
Perspecta, Inc.	5,825	154,595
Presidio, Inc.	1,914	31,772
PRGX Global, Inc.(a)(b)	790	3,950
Priority Technology Holdings, Inc.(a)(b)	223	772
Sabre Corp.	11,595	272,251
Science Applications International Corp.	2,442	201,758
StarTek, Inc.(b)	669	4,348
Switch, Inc., Class A	2,473	36,526
Teradata Corp.(b)	4,746	142,048
TTEC Holdings, Inc.	605	28,659
Tucows, Inc., Class A(a)(b)	392	21,772
Unisys Corp.(a)(b)	2,147	22,028
Verra Mobility Corp.(b)	4,942	70,918
Virtusa Corp.(b)	1,289	48,054
WEX, Inc.(b)	1,830	346,199

		6,791,602

Leisure Products — 0.4%
Brunswick Corp.	3,627	211,237
Callaway Golf Co.	4,055	81,992
Clarus Corp.	919	11,717
Escalade, Inc.	361	4,137
Johnson Outdoors, Inc., Class A	186	10,890
Malibu Boats, Inc., Class A(b)	865	28,216
Marine Products Corp.	266	3,570

17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
MasterCraft Boat Holdings, Inc.(b)	727	$11,450
Mattel, Inc.(a)(b)	14,575	174,026
Polaris Industries, Inc.	2,439	240,607
Sturm Ruger & Co., Inc.	683	31,254
Vista Outdoor, Inc.(b)	2,430	16,281
YETI Holdings, Inc.(a)(b)	1,298	43,237

		868,614

Life Sciences Tools & Services — 1.4%
Accelerate Diagnostics, Inc.(a)(b)	1,155	17,787
Adaptive Biotechnologies Corp.(b)	706	18,402
Avantor, Inc.(b)	9,915	140,892
Bio-Rad Laboratories, Inc., Class A(b)	879	291,494
Bio-Techne Corp.	1,594	331,823
Bruker Corp.(a)	4,335	192,908
Cambrex Corp.(b)	1,394	83,264
Charles River Laboratories International, Inc.(b)	2,002	260,220
ChromaDex Corp.(a)(b)	1,704	4,925
Enzo Biochem, Inc.(b)	1,603	5,065
Fluidigm Corp.(b)	2,884	14,189
Luminex Corp.	1,760	36,071
Medpace Holdings, Inc.(b)	1,173	86,368
NanoString Technologies, Inc.(a)(b)	1,324	29,922
NeoGenomics, Inc.(b)	3,990	91,491
Pacific Biosciences of California, Inc.(a)(b)	5,964	28,866
PerkinElmer, Inc.	4,670	401,433
Personalis, Inc.(b)	354	3,667
PRA Health Sciences, Inc.(b)	2,648	258,736
QIAGEN NV(b)	9,379	279,588
Quanterix Corp.(b)	574	11,968
Syneos Health, Inc.(b)	2,644	132,597

		2,721,676

Machinery — 4.3%
Actuant Corp., Class A	2,635	65,269
AGCO Corp.	2,697	206,833
Alamo Group, Inc.	410	43,895
Albany International Corp., Class A	1,295	108,754
Allison Transmission Holdings, Inc.	4,563	198,992
Altra Industrial Motion Corp.	2,632	81,066
Astec Industries, Inc.	911	31,967
Barnes Group, Inc.	2,036	119,004
Blue Bird Corp.(b)	575	11,236
Briggs & Stratton Corp.	1,623	11,962
Chart Industries, Inc.(b)	1,531	89,763
CIRCOR International, Inc.(b)	817	31,283
Colfax Corp.(b)	4,053	136,181
Columbus McKinnon Corp.	945	35,456
Commercial Vehicle Group, Inc.(b)	1,253	9,134
Crane Co.	2,079	159,085
DMC Global, Inc.	575	25,725
Donaldson Co., Inc.	5,391	284,321

Security	Shares	Value

Machinery (continued)
Douglas Dynamics, Inc.	947	$44,348
Eastern Co.	189	5,215
Energy Recovery, Inc.(a)(b)	1,545	14,384
EnPro Industries, Inc.	856	59,535
ESCO Technologies, Inc.	1,039	87,785
Evoqua Water Technologies Corp.(b)	3,067	53,274
Federal Signal Corp.	2,448	79,413
Flowserve Corp.	5,569	271,990
Gardner Denver Holdings, Inc.(a)(b)	5,586	177,802
Gates Industrial Corp. PLC(a)(b)	1,939	19,390
Gencor Industries, Inc.(b)	326	4,075
Gorman-Rupp Co.	705	26,043
Graco, Inc.	6,958	314,502
Graham Corp.	362	8,203
Greenbrier Cos., Inc.	1,336	39,131
Harsco Corp.(b)	3,251	65,898
Helios Technologies, Inc.	1,177	46,645
Hillenbrand, Inc.	2,825	86,982
Hurco Cos., Inc.	272	9,463
Hyster-Yale Materials Handling, Inc.	409	20,744
IDEX Corp.	3,164	492,097
ITT, Inc.	3,649	216,933
John Bean Technologies Corp.	1,287	132,265
Kadant, Inc.	446	40,497
Kennametal, Inc.	3,613	111,822
LB Foster Co., Class A(b)	437	7,953
Lincoln Electric Holdings, Inc.	2,470	221,238
Lindsay Corp.	435	41,068
Luxfer Holdings PLC	1,131	19,069
Lydall, Inc.(b)	736	14,404
Manitowoc Co., Inc.(b)	1,423	18,157
Meritor, Inc.(b)	3,245	71,487
Middleby Corp.(a)(b)	2,342	283,265
Milacron Holdings Corp.(b)	2,842	47,518
Miller Industries, Inc.	425	15,279
Mueller Industries, Inc.	2,273	69,940
Mueller Water Products, Inc., Series A	6,866	80,332
Navistar International Corp.(b)	2,031	63,530
NN, Inc.	1,796	12,967
Nordson Corp.	2,411	378,069
Omega Flex, Inc.	109	10,121
Oshkosh Corp.	2,886	246,407
Pentair PLC	6,894	285,894
Proto Labs, Inc.(a)(b)	1,123	108,897
RBC Bearings, Inc.(a)(b)	1,003	160,921
REV Group, Inc.	1,134	14,107
Rexnord Corp.(b)	4,381	123,938
Snap-on, Inc.	2,299	373,978
SPX Corp.(b)	1,790	81,517
SPX FLOW, Inc.(a)(b)	1,881	85,172
Tennant Co.	733	56,756
Terex Corp.	2,542	70,032
Timken Co.	2,790	136,710
Titan International, Inc.	2,222	5,933

18

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co.	4,377	$337,598
TriMas Corp.(b)	2,187	70,684
Trinity Industries, Inc.	4,376	86,557
Twin Disc, Inc.(b)	423	4,551
Valmont Industries, Inc.	910	124,843
Wabash National Corp.	2,151	30,673
WABCO Holdings, Inc.(b)	2,146	288,895
Watts Water Technologies, Inc., Class A	1,194	111,340
Welbilt, Inc.(a)(b)	5,596	106,100
Woodward, Inc.	2,268	241,905

		8,586,167

Marine — 0.1%
Costamare, Inc.	1,884	14,808
Eagle Bulk Shipping, Inc.(b)	1,704	7,395
Genco Shipping & Trading Ltd.(b)	653	6,452
Kirby Corp.(b)	2,456	194,417
Matson, Inc.	1,732	66,128
Safe Bulkers, Inc.(b)	1,654	2,696
Scorpio Bulkers, Inc.	2,349	15,268

		307,164

Media — 1.8%
AMC Networks, Inc., Class A(b)	1,752	76,300
Boston Omaha Corp., Class A(b)	426	9,568
Cable One, Inc.	185	245,193
Cardlytics, Inc.(b)	572	23,973
cbdMD, Inc.(a)(b)	298	1,049
Central European Media Enterprises Ltd., Class A(b)	3,726	16,711
Cinemark Holdings, Inc.	4,513	165,176
Clear Channel Outdoor Holdings, Inc.(b)	1,652	3,849
Cumulus Media, Inc., Class A(b)	573	7,844
Daily Journal Corp.(a)(b)	43	12,083
Emerald Expositions Events, Inc.	1,076	10,459
Entercom Communications Corp., Class A	5,164	17,971
Entravision Communications Corp., Class A	2,420	6,873
Eros International PLC(a)(b)	3,680	8,243
EW Scripps Co., Class A	2,278	30,605
Fluent, Inc.(a)(b)	1,589	3,702
Gannett Co., Inc.	4,329	46,970
GCI Liberty, Inc., Class A(b)	4,196	293,636
Gray Television, Inc.(b)	3,708	60,848
Hemisphere Media Group, Inc.(b)	733	9,463
IMAX Corp.(b)	2,102	44,878
Interpublic Group of Cos., Inc.	15,905	345,934
John Wiley & Sons, Inc., Class A	1,815	83,617
Lee Enterprises, Inc.(b)	2,172	3,931
Liberty Latin America Ltd., Class A(b)	1,807	33,773
Liberty Latin America Ltd., Class C(a)(b)	4,781	88,018

Security	Shares	Value

Media (continued)
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	1,044	$42,209
Liberty Media Corp. — Liberty Formula One, Class C(a)(b)	8,371	355,767
Liberty Media Corp. — Liberty Braves, Class A(b)	377	11,129
Liberty Media Corp. — Liberty Braves, Class C(a)(b)	1,447	42,556
Lions Gate Entertainment Corp., Class A	2,047	16,356
Lions Gate Entertainment Corp., Class B	4,921	36,858
LiveXLive Media, Inc.(b)	1,347	2,290
Madison Square Garden Co., Class A(b)	785	209,532
Marchex, Inc., Class B(b)	1,390	4,601
MDC Partners, Inc., Class A(b)	2,329	7,290
Meredith Corp.	1,705	64,278
MSG Networks, Inc., Class A(b)	2,450	39,715
National CineMedia, Inc.	2,649	22,238
New Media Investment Group, Inc.	2,349	20,695
New York Times Co., Class A(a)	6,853	211,758
News Corp., Class A	16,066	220,265
News Corp., Class B	5,314	75,034
Nexstar Media Group, Inc., Class A	1,850	179,986
Reading International, Inc., Class A(a)(b)	671	7,629
Saga Communications, Inc., Class A	117	3,530
Scholastic Corp.	1,447	55,710
Sinclair Broadcast Group, Inc., Class A	2,530	100,795
TechTarget, Inc.(b)	885	21,594
TEGNA, Inc.	9,033	135,766
TiVo Corp.	4,942	40,228
Tribune Publishing Co.	775	6,944
WideOpenWest, Inc.(b)	1,029	6,534

		3,591,954

Metals & Mining — 1.1%
AK Steel Holding Corp.(a)(b)	12,662	29,882
Alcoa Corp.(a)(b)	7,690	159,875
Allegheny Technologies, Inc.(b)	5,189	109,021
Carpenter Technology Corp.	1,950	95,589
Century Aluminum Co.(a)(b)	2,186	12,744
Cleveland-Cliffs, Inc.(a)	11,103	80,275
Coeur Mining, Inc.(b)	9,165	50,591
Commercial Metals Co.	4,862	93,982
Compass Minerals International, Inc.	1,480	83,590
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	2,336	10,232
Haynes International, Inc.	486	16,748
Hecla Mining Co.	19,546	44,956
Kaiser Aluminum Corp.	713	76,348
Materion Corp.	828	47,064
Mayville Engineering Co., Inc.(b)	267	2,283
Novagold Resources, Inc.(b)	9,868	71,839
Olympic Steel, Inc.	326	4,883

19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ramaco Resources, Inc.(b)	82	$291
Reliance Steel & Aluminum Co.	2,782	322,823
Royal Gold, Inc.	2,749	317,345
Ryerson Holding Corp.(b)	675	5,866
Schnitzer Steel Industries, Inc., Class A	1,031	22,002
Steel Dynamics, Inc.	8,795	267,016
SunCoke Energy, Inc.(b)	3,074	16,261
Synalloy Corp.	335	5,246
TimkenSteel Corp.(b)	1,613	9,065
U.S. Silica Holdings, Inc.	2,987	13,322
United States Steel Corp.	7,049	81,134
Warrior Met Coal, Inc.	2,267	44,161
Worthington Industries, Inc.	1,618	59,559

		2,153,993

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.	1,387	21,693
AGNC Investment Corp.	22,796	388,672
Colony Credit Real Estate, Inc.	3,319	47,561
Drive Shack, Inc.(b)	2,660	10,613
Dynex Capital, Inc.	993	16,047
Ellington Financial, Inc.	1,634	30,098
Exantas Capital Corp.	1,066	12,536
Front Yard Residential Corp.	2,003	24,777
Granite Point Mortgage Trust, Inc.	2,177	40,492
KKR Real Estate Finance Trust, Inc.	1,030	20,652
Ready Capital Corp.	1,710	27,069
TPG RE Finance Trust, Inc.	1,978	40,015
Two Harbors Investment Corp.	11,194	155,261
Western Asset Mortgage Capital Corp.	1,923	19,307

		854,793

Multi-Utilities — 0.4%
Avista Corp.	2,703	129,825
Black Hills Corp.	2,567	202,357
MDU Resources Group, Inc.	8,371	241,838
NorthWestern Corp.	2,144	155,483

		729,503

Multiline Retail — 0.5%
Big Lots, Inc.	1,620	35,105
Dillard’s, Inc., Class A(a)	428	29,523
JC Penney Co., Inc.(a)(b)	13,695	13,695
Kohl’s Corp.	6,881	352,720
Macy’s, Inc.	13,138	199,172
Nordstrom, Inc.	4,634	166,361
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,185	139,578

		936,154

Oil, Gas & Consumable Fuels — 2.0%
Abraxas Petroleum Corp.(b)	5,752	1,668
Altus Midstream Co., Class A(a)(b)	2,059	4,530
Amplify Energy Corp.	595	4,314
Amyris, Inc.(a)(b)	1,323	4,386
Antero Midstream Corp.(a)	9,363	60,298

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.(a)(b)	10,970	$27,425
Arch Coal, Inc., Class A	675	53,251
Ardmore Shipping Corp.(b)	1,437	11,482
Berry Petroleum Corp.	2,530	23,757
Bonanza Creek Energy, Inc.(b)	785	13,989
Brigham Minerals, Inc., Class A	661	12,618
California Resources Corp.(a)(b)	1,999	11,174
Callon Petroleum Co.(a)(b)	9,373	35,617
Carrizo Oil & Gas, Inc.(a)(b)	3,710	27,306
Centennial Resource Development, Inc., Class A(a)(b)	7,520	25,568
Chaparral Energy, Inc., Class A(b)	1,218	1,142
Chesapeake Energy Corp.(a)(b)	54,372	72,858
Cimarex Energy Co.	4,284	180,870
Clean Energy Fuels Corp.(b)	5,189	11,675
CNX Resources Corp.(b)	7,777	65,560
Comstock Resources, Inc.(a)(b)	657	4,494
CONSOL Energy, Inc.(b)	1,111	14,699
Contura Energy, Inc.(b)	789	18,100
CVR Energy, Inc.	1,282	60,792
Delek US Holdings, Inc.	3,149	125,803
Denbury Resources, Inc.(b)	19,676	19,639
DHT Holdings, Inc.	3,514	27,163
Diamond S Shipping, Inc.(b)	860	12,556
Dorian LPG Ltd.(b)	1,177	14,654
Earthstone Energy, Inc., Class A(a)(b)	661	2,565
Energy Fuels, Inc.(a)(b)	3,844	7,726
EQT Corp.	10,575	113,575
Equitrans Midstream Corp.	8,480	118,042
Evolution Petroleum Corp.	880	4,946
Extraction Oil & Gas, Inc.(a)(b)	3,392	5,766
Falcon Minerals Corp.	1,550	9,548
GasLog Ltd.	1,615	22,142
Golar LNG Ltd.	3,881	53,441
Goodrich Petroleum Corp.(b)	250	2,408
Green Plains, Inc.	1,514	18,668
Gulfport Energy Corp.(a)(b)	6,626	18,453
Hallador Energy Co.	779	2,621
HighPoint Resources Corp.(a)(b)	4,620	4,897
HollyFrontier Corp.	6,434	353,484
International Seaways, Inc.(b)	1,021	25,668
Jagged Peak Energy, Inc.(a)(b)	2,575	18,257
Kosmos Energy Ltd.	15,840	98,208
Laredo Petroleum, Inc.(b)	7,354	17,355
Magnolia Oil & Gas Corp., Class A(a)(b)	4,189	41,136
Matador Resources Co.(a)(b)	5,009	69,675
Montage Resources Corp.(a)(b)	910	4,113
Murphy Oil Corp.	6,708	138,386
Murphy USA, Inc.(b)	1,259	148,474
NextDecade Corp.(b)	435	2,575
Nordic American Tankers Ltd.	6,440	23,055
Northern Oil and Gas, Inc.(b)	11,510	22,560
Oasis Petroleum, Inc.(b)	12,826	33,476

20

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group, Inc., Class A(b)	2,465	$4,018
Panhandle Oil and Gas, Inc., Class A	595	8,443
Par Pacific Holdings, Inc.(b)	1,669	37,803
Parsley Energy, Inc., Class A	11,488	181,625
PBF Energy, Inc., Class A	4,957	160,012
PDC Energy, Inc.(b)	2,618	52,229
Peabody Energy Corp.	3,013	31,727
Penn Virginia Corp.(b)	528	12,566
PrimeEnergy Resources Corp.(b)	13	2,059
QEP Resources, Inc.	9,802	32,641
Range Resources Corp.	8,391	33,816
Renewable Energy Group, Inc.(b)	1,676	27,386
REX American Resources Corp.(b)	233	18,854
Ring Energy, Inc.(b)	2,761	4,583
Roan Resources, Inc.(b)	1,160	1,740
Rosehill Resources, Inc.(b)	205	316
SandRidge Energy, Inc.(b)	1,380	6,044
Scorpio Tankers, Inc.	1,803	57,353
SemGroup Corp., Class A	3,253	52,373
Ship Finance International Ltd.	3,878	56,115
SilverBow Resources, Inc.(b)	271	2,141
SM Energy Co.	4,575	35,868
Southwestern Energy Co.(a)(b)	21,938	44,973
SRC Energy, Inc.(b)	9,898	30,882
Talos Energy, Inc.(b)	839	18,064
Targa Resources Corp.	9,517	370,021
Teekay Corp.	2,672	13,654
Teekay Tankers Ltd., Class A(b)	8,086	16,495
Tellurian, Inc.(a)(b)	4,199	33,466
Uranium Energy Corp.(a)(b)	6,337	6,002
W&T Offshore, Inc.(b)	3,646	14,693
Whiting Petroleum Corp.(b)	3,711	23,528
World Fuel Services Corp.	2,667	111,401
WPX Energy, Inc.(b)	17,480	174,450

		4,005,949

Paper & Forest Products — 0.2%
Boise Cascade Co.	1,693	60,559
Clearwater Paper Corp.(b)	629	11,662
Domtar Corp.	2,620	95,342
Louisiana-Pacific Corp.	5,219	152,551
Neenah, Inc.	673	43,408
PH Glatfelter Co.	1,729	31,122
Schweitzer-Mauduit International, Inc.	1,293	52,353
Verso Corp., Class A(a)(b)	1,451	21,243

		468,240

Personal Products — 0.3%
Edgewell Personal Care Co.(b)	2,215	77,525
elf Beauty, Inc.(b)	1,101	18,497
Herbalife Nutrition Ltd.(a)(b)	4,228	188,865
Inter Parfums, Inc.	711	55,053
Lifevantage Corp.(b)	558	7,566

Security	Shares	Value

Personal Products (continued)
Medifast, Inc.	462	$51,254
Nature’s Sunshine Products, Inc.(b)	227	2,143
Nu Skin Enterprises, Inc., Class A	2,327	103,737
Revlon, Inc., Class A(a)(b)	254	6,678
USANA Health Sciences, Inc.(a)(b)	531	39,352
Youngevity International, Inc.(b)	413	1,929

		552,599

Pharmaceuticals — 1.3%
AcelRx Pharmaceuticals, Inc.(a)(b)	3,225	6,450
Aclaris Therapeutics, Inc.(b)	1,425	2,494
Aerie Pharmaceuticals, Inc.(b)	1,689	37,479
Akcea Therapeutics, Inc.(a)(b)	485	8,890
Akorn, Inc.(b)	3,679	18,358
Amneal Pharmaceuticals, Inc.(b)	3,699	11,393
Amphastar Pharmaceuticals, Inc.(b)	1,451	28,026
ANI Pharmaceuticals, Inc.(a)(b)	376	29,369
Arvinas Holding Co. LLC(b)	735	15,185
Assembly Biosciences, Inc.(b)	888	14,661
Assertio Therapeutics, Inc.(b)	2,581	2,039
Axsome Therapeutics, Inc.(b)	1,017	24,489
BioDelivery Sciences International, Inc.(a)(b)	3,366	19,456
Catalent, Inc.(b)	6,150	299,198
Cerecor, Inc.(b)	875	3,010
Collegium Pharmaceutical, Inc.(a)(b)	1,244	14,928
Corcept Therapeutics, Inc.(b)	3,962	57,806
Corium International, Inc.(c)	1,333	240
CorMedix, Inc.(a)(b)	973	5,429
Cymabay Therapeutics, Inc.(b)	2,877	12,918
Dermira, Inc.(b)	1,941	12,985
Dova Pharmaceuticals, Inc.(b)	308	8,781
Eloxx Pharmaceuticals, Inc.(b)	956	5,822
Endo International PLC(b)	9,017	41,388
Evofem Biosciences, Inc.(b)	651	3,314
Evolus, Inc.(a)(b)	731	11,659
EyePoint Pharmaceuticals, Inc.(b)	2,535	5,729
Fulcrum Therapeutics, Inc.(b)	257	1,611
Heska Corp.(a)(b)	297	24,063
Horizon Therapeutics PLC(b)	7,776	224,804
Intersect ENT, Inc.(b)	1,293	23,041
Intra-Cellular Therapies, Inc.(a)(b)	1,790	16,558
Jazz Pharmaceuticals PLC(b)	2,344	294,477
Kala Pharmaceuticals, Inc.(b)	638	2,316
Kaleido Biosciences, Inc.(a)(b)	129	756
KalVista Pharmaceuticals, Inc.(a)(b)	486	5,152
Lannett Co., Inc.(a)(b)	1,299	15,445
Liquidia Technologies, Inc.(b)	517	2,264
Mallinckrodt PLC(a)(b)	3,481	11,000
Marinus Pharmaceuticals, Inc.(b)	1,948	2,279
Menlo Therapeutics, Inc.(b)	411	2,084
MyoKardia, Inc.(a)(b)	1,846	105,831
Nektar Therapeutics(b)	6,967	119,310
NGM Biopharmaceuticals, Inc.(b)	270	3,502

21

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Odonate Therapeutics, Inc.(b)	520	$16,515
Omeros Corp.(a)(b)	1,844	29,209
Optinose, Inc.(a)(b)	1,102	8,618
Osmotica Pharmaceuticals PLC(a)(b)	129	572
Pacira BioSciences, Inc.(a)(b)	1,651	66,849
Paratek Pharmaceuticals, Inc.(b)	1,044	3,221
Perrigo Co. PLC	5,351	283,710
Phibro Animal Health Corp., Class A	821	19,671
Prestige Consumer Healthcare, Inc.(b)	2,118	75,104
Reata Pharmaceuticals, Inc., Class A(a)(b)	838	172,695
resTORbio, Inc.(b)	708	5,133
Revance Therapeutics, Inc.(a)(b)	1,762	27,593
SIGA Technologies, Inc.(b)	2,146	11,910
Supernus Pharmaceuticals, Inc.(b)	2,020	56,136
TherapeuticsMD, Inc.(a)(b)	7,955	21,160
Theravance Biopharma, Inc.(b)	1,772	28,565
Tricida, Inc.(b)	915	34,230
Verrica Pharmaceuticals, Inc.(a)(b)	573	7,747
WaVe Life Sciences Ltd.(b)	922	23,317
Xeris Pharmaceuticals, Inc.(a)(b)	1,025	8,385
Zogenix, Inc.(b)	1,771	79,075
Zynerba Pharmaceuticals, Inc.(a)(b)	862	6,689

		2,542,093

Professional Services — 1.0%
Acacia Research Corp.(b)	169	429
ASGN, Inc.(b)	2,109	134,111
Barrett Business Services, Inc.	287	25,179
BG Staffing, Inc.	361	6,906
CBIZ, Inc.(b)	2,102	57,532
CRA International, Inc.	341	16,794
Exponent, Inc.	2,188	139,004
Forrester Research, Inc.	448	15,447
Franklin Covey Co.(b)	384	14,669
FTI Consulting, Inc.(b)	1,567	170,599
GP Strategies Corp.(b)	562	6,238
Heidrick & Struggles International, Inc.	746	21,231
Huron Consulting Group, Inc.(b)	917	60,650
ICF International, Inc.	740	63,411
Insperity, Inc.	1,591	168,057
Kelly Services, Inc., Class A	1,379	33,110
Kforce, Inc.	864	35,346
Korn Ferry	2,341	85,891
ManpowerGroup, Inc.	2,524	229,482
Mistras Group, Inc.(b)	780	12,090
Paylocity Holding Corp.(b)	1,390	142,614
Resources Connection, Inc.	1,252	18,342
Robert Half International, Inc.	4,918	281,654
TriNet Group, Inc.(b)	1,909	101,158
TrueBlue, Inc.(b)	1,633	37,396
Upwork, Inc.(b)	2,380	35,795

Security	Shares	Value

Professional Services (continued)
Willdan Group, Inc.(a)(b)	428	$12,969

		1,926,104

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	3,122	73,398
Altisource Portfolio Solutions SA(a)(b)	173	3,079
American Realty Investors, Inc.(b)	117	1,866
CareTrust REIT, Inc.	3,908	94,730
Consolidated-Tomoka Land Co.	203	12,986
Cushman & Wakefield PLC(b)	4,376	81,612
Essential Properties Realty Trust, Inc.	3,454	88,630
eXp World Holdings, Inc.(a)(b)	660	5,920
Forestar Group, Inc.(b)	458	8,601
FRP Holdings, Inc.(b)	275	14,240
Global Medical REIT, Inc.	1,303	15,766
Howard Hughes Corp.(a)(b)	1,688	188,752
Jones Lang LaSalle, Inc.	2,159	316,337
Kennedy-Wilson Holdings, Inc.	5,272	121,309
Marcus & Millichap, Inc.(b)	1,028	36,720
Maui Land & Pineapple Co., Inc.(b)	141	1,451
Newmark Group, Inc., Class A	5,811	61,713
Rafael Holdings, Inc., Class B(a)(b)	438	7,608
RE/MAX Holdings, Inc., Class A	725	24,251
Realogy Holdings Corp.	4,725	37,233
Redfin Corp.(a)(b)	3,589	62,413
RMR Group, Inc., Class A	619	29,960
St. Joe Co.(a)(b)	1,386	25,710
Stratus Properties, Inc.(b)	267	7,364
Tejon Ranch Co.(b)	784	12,607
Transcontinental Realty Investors, Inc.(b)	22	694

		1,334,950

Road & Rail — 0.7%
AMERCO	375	151,890
ArcBest Corp.	1,015	29,323
Avis Budget Group, Inc.(b)	2,501	74,305
Covenant Transportation Group, Inc., Class A(b)	844	12,972
Daseke, Inc.(a)(b)	1,855	4,990
Genesee & Wyoming, Inc., Class A(b)	2,356	261,587
Heartland Express, Inc.	1,918	40,086
Hertz Global Holdings, Inc.(b)	4,119	55,648
Knight-Swift Transportation Holdings, Inc.	5,205	189,774
Landstar System, Inc.	1,678	189,866
Marten Transport Ltd.	1,578	34,180
PAM Transportation Services, Inc.(b)	74	4,240
Roadrunner Transportation Systems, Inc.(a)(b)	203	2,282
Ryder System, Inc.	2,167	105,381
Saia, Inc.(b)	1,061	94,641
Schneider National, Inc., Class B	2,317	52,990
Universal Logistics Holdings, Inc.	322	6,071

22

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
US Xpress Enterprises, Inc., Class A(b)	818	$4,245
Werner Enterprises, Inc.	1,895	69,168
YRC Worldwide, Inc.(a)(b)	1,561	5,229

		1,388,868

Semiconductors & Semiconductor Equipment — 2.2%
Adesto Technologies Corp.(b)	1,111	10,177
Advanced Energy Industries, Inc.(b)	1,581	93,437
Alpha & Omega Semiconductor Ltd.(b)	788	10,291
Ambarella, Inc.(b)	1,307	68,787
Amkor Technology, Inc.(b)	4,076	50,665
Axcelis Technologies, Inc.(b)	1,294	24,806
AXT, Inc.(b)	1,499	4,677
Brooks Automation, Inc.	2,928	124,352
Cabot Microelectronics Corp.	1,227	185,424
CEVA, Inc.(b)	896	24,389
Cirrus Logic, Inc.(b)	2,412	163,920
Cohu, Inc.	1,669	27,739
Cree, Inc.(b)	4,449	212,351
Cypress Semiconductor Corp.	15,522	361,197
Diodes, Inc.(a)(b)	1,710	79,771
DSP Group, Inc.(b)	854	12,733
Enphase Energy, Inc.(a)(b)	3,938	76,515
Entegris, Inc.	5,557	266,736
First Solar, Inc.(a)(b)	3,497	181,110
FormFactor, Inc.(a)(b)	3,105	67,782
GSI Technology, Inc.(b)	614	4,801
Ichor Holdings Ltd.(b)	866	25,209
Impinj, Inc.(b)	619	20,362
Inphi Corp.(b)	1,927	138,513
Lattice Semiconductor Corp.(b)	5,144	100,771
MACOM Technology Solutions Holdings, Inc.(b)	1,844	41,933
MaxLinear, Inc.(b)	2,669	50,604
MKS Instruments, Inc.	2,295	248,365
Monolithic Power Systems, Inc.	1,770	265,358
NeoPhotonics Corp.(b)	1,615	10,627
NVE Corp.	184	11,454
ON Semiconductor Corp.(b)	17,280	352,512
Onto Innovation, Inc.(b)	1,960	63,110
PDF Solutions, Inc.(b)	1,102	17,808
Photronics, Inc.(b)	2,652	31,294
Power Integrations, Inc.	1,156	105,323
Rambus, Inc.(b)	4,569	63,258
Semtech Corp.(b)	2,811	141,843
Silicon Laboratories, Inc.(b)	1,769	187,939
SMART Global Holdings, Inc.(a)(b)	506	15,028
SunPower Corp.(b)	2,534	22,198
Teradyne, Inc.	7,203	440,968
Ultra Clean Holdings, Inc.(b)	1,636	34,961
Veeco Instruments, Inc.(b)	1,929	26,312

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xperi Corp.	2,056	$41,747

		4,509,157

Software — 5.7%
A10 Networks, Inc.(b)	2,247	16,695
ACI Worldwide, Inc.(b)	4,884	153,309
Alarm.com Holdings, Inc.(a)(b)	1,504	74,298
Altair Engineering, Inc., Class A(a)(b)	1,629	60,061
Alteryx, Inc., Class A(a)(b)	1,918	175,497
American Software, Inc., Class A	1,204	19,517
Anaplan, Inc.(b)	3,479	164,209
Appfolio, Inc., Class A(b)	649	63,102
Appian Corp.(b)	1,297	57,898
Aspen Technology, Inc.(b)	2,914	335,430
Avalara, Inc.(b)	1,949	138,379
Avaya Holdings Corp.(a)(b)	4,783	57,826
Benefitfocus, Inc.(b)	1,189	27,032
Blackbaud, Inc.	2,062	173,105
Blackline, Inc.(a)(b)	1,767	82,590
Bottomline Technologies DE, Inc.(b)	1,755	71,867
Box, Inc., Class A(b)	5,985	101,266
CDK Global, Inc.	5,137	259,624
Cerence Inc.(b)	1,474	22,847
Ceridian HCM Holding, Inc.(a)(b)	3,362	162,216
ChannelAdvisor Corp.(a)(b)	1,021	9,608
Cision Ltd.(b)	3,813	38,397
Cloudera, Inc.(b)	9,737	82,570
CommVault Systems, Inc.(b)	1,795	89,158
Cornerstone OnDemand, Inc.(b)	2,394	140,217
Coupa Software, Inc.(a)(b)	2,533	348,262
Digimarc Corp.(a)(b)	470	16,732
Digital Turbine, Inc.(b)	3,213	22,459
DocuSign, Inc.(a)(b)	6,431	425,668
Domo, Inc., Class B(b)	702	11,288
Dynatrace, Inc.(a)(b)	1,501	30,365
Ebix, Inc.	972	41,436
eGain Corp.(b)	937	7,051
Elastic NV(a)(b)	1,876	135,091
Envestnet, Inc.(b)	1,973	123,293
Everbridge, Inc.(a)(b)	1,389	96,549
Fair Isaac Corp.(b)	1,195	363,328
FireEye, Inc.(b)	8,261	130,854
Five9, Inc.(b)	2,517	139,719
ForeScout Technologies, Inc.(b)	1,726	53,092
GTY Technology Holdings, Inc.(b)	1,697	8,841
Guidewire Software, Inc.(b)	3,439	387,713
HubSpot, Inc.(b)	1,684	261,188
Ideanomics, Inc.(a)(b)	2,097	2,412
Instructure, Inc.(a)(b)	1,417	66,216
Intelligent Systems Corp.(b)	282	12,738
j2 Global, Inc.	1,973	187,356
LivePerson, Inc.(b)	2,553	104,801
LogMeIn, Inc.	2,050	134,644
Majesco(a)(b)	388	3,341

23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Manhattan Associates, Inc.(b)	2,725	$204,239
Medallia, Inc.(b)	651	18,931
MicroStrategy, Inc., Class A(b)	344	52,718
Mitek Systems, Inc.(b)	797	7,683
MobileIron, Inc.(b)	3,996	25,015
Model N, Inc.(b)	1,289	38,399
NetScout Systems, Inc.(b)	3,044	73,726
New Relic, Inc.(b)	2,060	131,964
Nuance Communications, Inc.(a)(b)	12,084	197,211
Nutanix, Inc., Class A(a)(b)	5,956	174,034
OneSpan, Inc.(b)	1,286	24,061
PagerDuty, Inc.(b)	396	9,104
Paycom Software, Inc.(a)(b)	2,079	439,771
Pegasystems, Inc.	1,631	122,667
Phunware, Inc.(b)	2,186	3,607
Pluralsight, Inc., Class A(a)(b)	2,564	46,357
Progress Software Corp.	1,851	73,818
Proofpoint, Inc.(b)	2,325	268,235
PROS Holdings, Inc.(b)	1,366	69,994
PTC, Inc.(b)	4,310	288,382
Q2 Holdings, Inc.(a)(b)	1,829	130,755
QAD, Inc., Class A	430	19,986
Qualys, Inc.(b)	1,384	118,097
Rapid7, Inc.(b)	2,079	104,137
RealPage, Inc.(a)(b)	3,383	204,841
Rimini Street, Inc.(b)	626	2,448
RingCentral, Inc., Class A(a)(b)	3,003	485,045
Rosetta Stone, Inc.(b)	878	16,822
SailPoint Technologies Holding, Inc.(a)(b)	3,693	71,496
SecureWorks Corp., Class A(b)	307	3,733
SharpSpring, Inc.(b)	356	3,628
ShotSpotter, Inc.(a)(b)	333	6,727
Smartsheet, Inc., Class A(b)	3,708	146,095
SolarWinds Corp.(a)(b)	1,890	35,815
SPS Commerce, Inc.(b)	1,453	76,675
SVMK, Inc.(b)	3,561	65,522
Synchronoss Technologies, Inc.(b)	1,578	9,468
Telaria, Inc.(b)	1,710	12,945
Telenav, Inc.(b)	1,239	5,836
Tenable Holdings, Inc.(b)	1,496	37,699
Trade Desk, Inc., Class A(b)	1,621	325,497
Tyler Technologies, Inc.(b)	1,585	425,604
Upland Software, Inc.(a)(b)	1,017	38,117
Varonis Systems, Inc.(b)	1,276	91,298
Verint Systems, Inc.(b)	2,786	126,457
VirnetX Holding Corp.(a)(b)	2,450	14,332
Workiva, Inc.(a)(b)	1,551	64,630
Yext, Inc.(b)	3,808	62,680
Zendesk, Inc.(b)	4,646	328,240
Zix Corp.(b)	2,104	13,907
Zscaler, Inc.(a)(b)	2,556	112,413
Zuora, Inc., Class A(b)	3,593	51,200

Security	Shares	Value

Software (continued)
Zynga, Inc., Class A(a)(b)	35,848	$221,182

		11,394,398

Specialty Retail — 2.0%
Aaron’s, Inc.	2,862	214,450
Abercrombie & Fitch Co., Class A	2,681	43,405
America’s Car-Mart, Inc.(b)	258	23,475
American Eagle Outfitters, Inc.	6,768	104,092
Asbury Automotive Group, Inc.(b)	807	83,226
Ascena Retail Group, Inc.(b)	3,344	1,178
AutoNation, Inc.(a)(b)	2,239	113,853
Barnes & Noble Education, Inc.(a)(b)	1,431	5,881
Bed Bath & Beyond, Inc.	5,087	69,692
BMC Stock Holdings, Inc.(b)	2,822	76,166
Boot Barn Holdings, Inc.(b)	1,146	40,167
Buckle, Inc.	1,135	23,744
Burlington Stores, Inc.(b)	2,753	529,044
Caleres, Inc.(a)	1,669	35,917
Carvana Co.(a)(b)	1,891	153,322
Cato Corp., Class A	890	15,566
Chico’s FAS, Inc.	4,771	16,412
Children’s Place, Inc.	672	55,044
Citi Trends, Inc.	424	7,568
Conn’s, Inc.(a)(b)	866	20,949
Container Store Group, Inc.(b)	598	2,524
Designer Brands, Inc., Class A	2,683	44,270
Dick’s Sporting Goods, Inc.	2,733	106,396
Express, Inc.(a)(b)	2,819	9,077
Five Below, Inc.(b)	2,313	289,379
Floor & Decor Holdings, Inc., Class A(b)	2,860	131,074
Foot Locker, Inc.	4,608	200,494
GameStop Corp., Class A(a)	3,601	19,589
Genesco, Inc.(a)(b)	640	24,864
GNC Holdings, Inc., Class A(a)(b)	2,984	7,878
Group 1 Automotive, Inc.	721	71,696
Guess?, Inc.	2,236	37,453
Haverty Furniture Cos., Inc.	720	13,061
Hibbett Sports, Inc.(b)	725	17,299
Hudson Ltd., Class A(b)	1,533	19,040
J. Jill, Inc.	556	962
L Brands, Inc.	9,653	164,487
Lithia Motors, Inc., Class A	943	148,504
Lumber Liquidators Holdings, Inc.(a)(b)	1,197	11,048
MarineMax, Inc.(a)(b)	933	14,415
Michaels Cos., Inc.(b)	3,568	31,149
Monro, Inc.	1,330	93,246
National Vision Holdings, Inc.(b)	3,315	78,897
Office Depot, Inc.	22,500	46,350
Party City Holdco, Inc.(a)(b)	2,244	12,611
Penske Automotive Group, Inc.	1,428	69,572
Rent-A-Center, Inc.	1,995	51,611
RH(b)	686	124,646
RTW RetailWinds, Inc.(a)(b)	745	1,103
Sally Beauty Holdings, Inc.(a)(b)	5,002	77,531

24

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Shoe Carnival, Inc.(a)	361	$11,982
Signet Jewelers Ltd.	2,102	33,716
Sleep Number Corp.(b)	1,195	57,503
Sonic Automotive, Inc., Class A	1,013	32,649
Sportsman’s Warehouse Holdings, Inc.(b)	2,430	16,548
Systemax, Inc.	536	11,599
Tailored Brands, Inc.	2,097	9,730
Tile Shop Holdings, Inc.	1,560	2,621
Tilly’s, Inc., Class A	1,007	10,332
Urban Outfitters, Inc.(b)	2,885	82,799
Williams-Sonoma, Inc.	3,226	215,465
Winmark Corp.	97	17,460
Zumiez, Inc.(b)	808	25,783

		4,081,564

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	4,624	43,882
AstroNova, Inc.	279	4,425
Avid Technology, Inc.(b)	1,084	7,322
Diebold Nixdorf, Inc.(b)	3,181	22,267
Immersion Corp.(b)	1,332	10,949
NCR Corp.(b)	5,123	149,643
Pure Storage, Inc., Class A(a)(b)	9,754	189,813
Stratasys Ltd.(a)(b)	2,144	44,338
Synaptics, Inc.(b)	1,396	58,785
Xerox Holdings Corp.(b)	7,797	264,552

		795,976

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)(b)	5,896	183,189
Carter’s, Inc.	1,860	186,446
Centric Brands, Inc.(b)	270	675
Columbia Sportswear Co.	1,224	110,711
Crocs, Inc.(b)	2,562	89,644
Culp, Inc.	407	6,296
Deckers Outdoor Corp.(b)	1,203	183,939
Delta Apparel, Inc.(b)	228	5,689
Fossil Group, Inc.(b)	1,935	21,053
G-III Apparel Group Ltd.(a)(b)	1,837	46,127
Hanesbrands, Inc.	15,242	231,831
Kontoor Brands, Inc.(b)	1,835	69,730
Movado Group, Inc.	611	15,916
Oxford Industries, Inc.	772	53,160
Ralph Lauren Corp.	2,115	203,167
Rocky Brands, Inc.	253	7,036
Skechers U.S.A., Inc., Class A(b)	5,436	203,143
Steven Madden Ltd.	3,502	144,212
Superior Group of Cos., Inc.	343	4,963
Unifi, Inc.(a)(b)	596	16,271
Vera Bradley, Inc.(a)(b)	851	9,157
Vince Holding Corp.(b)	135	2,851

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	3,491	$103,613

		1,898,819

Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.(b)	2,369	68,819
Banc of California, Inc.	1,963	27,031
Bank7 Corp.	125	2,275
Berkshire Hills Bancorp, Inc.	1,927	59,795
Bridgewater Bancshares, Inc.(a)(b)	1,023	12,880
Brookline Bancorp, Inc.	3,331	52,297
Capitol Federal Financial, Inc.	5,680	81,054
Columbia Financial, Inc.(a)(b)	2,169	35,767
Dime Community Bancshares, Inc.	1,289	24,865
Entegra Financial Corp.(b)	278	8,368
ESSA Bancorp, Inc.	470	7,685
Essent Group Ltd.	4,055	211,225
Federal Agricultural Mortgage Corp., Class C	371	31,420
First Defiance Financial Corp.	811	25,076
Flagstar Bancorp, Inc.(a)	1,169	42,481
Flushing Financial Corp.	1,103	23,869
FS Bancorp, Inc.	192	10,992
Greene County Bancorp, Inc.	142	3,950
Hingham Institution for Savings	55	10,449
Home Bancorp, Inc.	328	12,516
HomeStreet, Inc.(b)	915	27,459
Kearny Financial Corp.	3,629	50,915
Ladder Capital Corp.	4,149	71,653
LendingTree, Inc.(a)(b)	320	115,152
Luther Burbank Corp.	865	10,008
Malvern Bancorp, Inc.(a)(b)	253	5,662
Merchants Bancorp	388	6,336
Meridian Bancorp, Inc.	1,992	38,964
Meta Financial Group, Inc.	1,415	44,799
MGIC Investment Corp.	15,005	205,719
MMA Capital Holdings, Inc.(b)	195	6,207
Mr Cooper Group, Inc.(b)	3,190	40,832
New York Community Bancorp, Inc.	19,090	222,398
NMI Holdings, Inc., Class A(b)	2,728	79,794
Northfield Bancorp, Inc.	1,831	31,145
Northwest Bancshares, Inc.	4,095	69,083
OceanFirst Financial Corp.	2,067	49,463
Ocwen Financial Corp.(a)(b)	5,694	9,623
OP Bancorp	406	3,979
Oritani Financial Corp.	1,646	30,714
PCSB Financial Corp.	603	12,217
Pioneer Bancorp, Inc.(a)(b)	868	11,718
Ponce de Leon Federal Bank(a)(b)	246	3,451
Provident Bancorp, Inc.(b)	357	4,070
Provident Financial Holdings, Inc.	238	4,774
Provident Financial Services, Inc.	2,530	63,124
Prudential Bancorp, Inc.	284	4,956
Radian Group, Inc.	8,622	216,412
Riverview Bancorp, Inc.	700	5,033

25

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp, Inc.	312	$11,360
Sterling Bancorp, Inc.	690	6,686
Territorial Bancorp, Inc.	349	10,316
TFS Financial Corp.	2,213	42,622
Timberland Bancorp, Inc.	348	9,222
TrustCo Bank Corp. NY	3,947	34,102
United Community Financial Corp.	1,957	22,290
United Financial Bancorp, Inc.	2,111	29,807
Walker & Dunlop, Inc.	1,210	76,218
Washington Federal, Inc.	3,403	124,073
Waterstone Financial, Inc.	1,025	19,096
Western New England Bancorp, Inc.	1,001	9,570
WSFS Financial Corp.	2,250	94,883

		2,688,719

Tobacco — 0.1%
22nd Century Group, Inc.(a)(b)	4,799	9,070
Pyxus International, Inc.(a)(b)	320	3,655
Turning Point Brands, Inc.	300	6,261
Universal Corp.	1,059	58,033
Vector Group Ltd.	4,811	58,694

		135,713

Trading Companies & Distributors — 1.1%
Air Lease Corp.	4,428	194,743
Aircastle Ltd.	2,161	58,822
Applied Industrial Technologies, Inc.	1,571	94,009
Beacon Roofing Supply, Inc.(b)	2,871	89,116
BlueLinx Holdings, Inc.(b)	357	11,160
CAI International, Inc.(b)	723	17,186
DXP Enterprises, Inc.(b)	662	22,852
EVI Industries, Inc.(a)	255	8,769
Foundation Building Materials, Inc.(b)	631	11,730
GATX Corp.	1,529	121,632
General Finance Corp.(b)	582	5,692
GMS, Inc.(b)	1,331	39,877
H&E Equipment Services, Inc.	1,278	43,375
HD Supply Holdings, Inc.(b)	7,133	282,039
Herc Holdings, Inc.(b)	983	43,508
Kaman Corp.	1,230	72,164
Lawson Products, Inc.(a)(b)	164	7,536
MRC Global, Inc.(b)	3,296	37,443
MSC Industrial Direct Co., Inc., Class A	1,834	134,267
NOW, Inc.(b)	4,437	46,766
Rush Enterprises, Inc., Class A	1,150	50,243
Rush Enterprises, Inc., Class B	183	7,854
SiteOne Landscape Supply, Inc.(a)(b)	1,735	152,784
Textainer Group Holdings Ltd.(a)(b)	1,194	12,358
Titan Machinery, Inc.(b)	740	12,284
Transcat, Inc.(b)	261	8,180
Triton International Ltd.	2,315	84,960
Univar Solutions, Inc.(a)(b)	6,615	141,958
Veritiv Corp.(b)	489	6,670
Watsco, Inc.	1,336	235,537

Security	Shares	Value

Trading Companies & Distributors (continued)
WESCO International, Inc.(b)	1,991	$99,849
Willis Lease Finance Corp.(a)(b)	123	6,705

		2,162,068

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	3,081	132,914

Water Utilities — 0.4%
American States Water Co.	1,566	148,974
Aqua America, Inc.	8,916	404,162
AquaVenture Holdings Ltd.(b)	620	12,164
Artesian Resources Corp., Class A	555	20,590
Cadiz, Inc.(b)	545	6,453
California Water Service Group	2,115	118,377
Consolidated Water Co. Ltd.	675	11,840
Global Water Resources, Inc.	404	4,949
Middlesex Water Co.	670	45,057
Pure Cycle Corp.(b)	622	6,954
SJW Group	1,152	83,347
York Water Co.	519	22,857

		885,724

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(b)	1,738	16,459
Gogo, Inc.(a)(b)	2,348	14,440
Shenandoah Telecommunications Co.	1,996	64,191
Spok Holdings, Inc.	799	9,508
Telephone & Data Systems, Inc.	4,154	108,378
United States Cellular Corp.(b)	611	22,742

		235,718

Total Common Stocks — 98.4% (Cost — $175,619,559)		197,313,697

Investment Companies(f) — 1.2%
iShares Russell 2000 ETF	8,367	1,300,650
iShares Russell Mid-Cap ETF	18,812	1,063,819

Total Investment Companies — 1.2% (Cost — $2,319,848)		2,364,469

Total Long-Term Investments — 99.6% (Cost — $177,939,407)		199,678,166

26

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(d)(e)(f)	17,870,965	$17,879,900
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(e)(f)	790,491	790,491

Total Short-Term Securities — 9.3% (Cost — $18,665,984)		18,670,391

Total Investments — 108.9% (Cost — $196,605,391)		218,348,557

Liabilities in Excess of Other Assets — (8.9)%		(17,787,364)

Net Assets — 100.0%		$200,561,193

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the securities was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	15,171,717	2,699,248	—	17,870,965	$17,879,900	$52,865	(c)	$(181)	$27
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	1,035,862	—	(245,371)	790,491	790,491	7,367		—	—
PennyMac Mortgage Investment Trust	3,109	510	(82)	3,537	80,962	1,662		30	2,945
iShares Russell 2000 ETF	4,541	13,023	(9,197)	8,367	1,300,650	3,321		(24,617)	9,108
iShares Russell Mid-Cap ETF	10,293	33,904	(25,385)	18,812	1,063,819	2,822		(11,976)	6,699

					$21,115,822	$68,037		$(36,744)	$18,779

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

27

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviations

ETF       Exchange-Traded Fund

MYR      Malaysian Ringgit

REIT      Real Estate Investment Trust

S&P       Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	12/20/19	$391	$720
S&P MidCap 400 E-Mini Index	2	12/20/19	391	(3,880)

				$(3,160)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

28

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$197,313,103	$47	$547	$197,313,697
Investment Companies	2,364,469	—	—	2,364,469
Short-Term Securities	18,670,391	—	—	18,670,391

	$218,347,963	$47	$547	$218,348,557

Derivative Financial Instruments(b)
Assets:
Equity contracts	$720	$—	$—	$720
Liabilities:
Equity contracts	(3,880)	—	—	(3,880)

	$(3,160)	$—	$—	$(3,160)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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